UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/07 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (23.2%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$2,840,000	$2,437,351
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	15,923,000	3,805,597
Argentina (Republic of) FRB 5.389s, 2012		$32,518,750	28,917,757
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		4,632,220	4,407,558
Brazil (Federal Republic of) bonds 6s, 2017		6,295,000	6,452,375
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,516,000	7,138,153
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,550,000	1,919,802
Colombia (Republic of) notes 10s, 2012		$9,334,000	10,864,776
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012		918,000	921,672
Ecuador (Republic of) regs notes 9 3/8s, 2015		500,000	505,000
France (Government of) bonds 5 3/4s, 2032	EUR	17,480,000	29,527,566
France (Government of) bonds 5 1/2s, 2010	EUR	22,675,000	34,323,782
France (Government of) bonds 4s, 2013	EUR	32,000,000	46,266,816
France (Government of) bonds 4s, 2009	EUR	6,430,000	9,369,963
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	9,780,000	14,723,585
Ghana (Republic of) bonds 8 1/2s, 2017		$1,255,000	1,330,162
Indonesia (Republic of) bonds 14.275s, 2013	IDR	10,328,000,000	1,328,078
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	30,671,000,000	3,935,396
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$3,925,000	3,734,638
Ireland (Republic of) bonds 5s, 2013	EUR	49,300,000	74,512,345
Japan (Government of) 10 yr bonds Ser. 244, 1s, 2012	JPY	23,000,000	206,395
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	599,500,000	5,559,379
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	1,513,512,000	13,696,345
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	16,351,162,500	146,507,234
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	72,676,000	6,600,245
Peru (Republic of) bonds 8 3/4s, 2033		$1,940,000	2,570,500
Russia (Federation of) unsub. 5s, 2030		18,904,025	21,503,329
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		7,605,000	7,509,938
South Africa (Republic of) notes 5 7/8s, 2022		1,805,000	1,836,588
Spain (Kingdom of) bonds 5s, 2012	EUR	15,000,000	22,627,080
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	215,045,000	37,818,672
Turkey (Republic of) notes 6 7/8s, 2036		$14,765,000	14,506,613
Ukraine (Government of) 144A bonds 6 3/4s, 2017		3,825,000	3,793,635
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		2,530,000	2,492,050
United Mexican States bonds Ser. MTN, 8.3s, 2031		7,775,000	10,060,850
Venezuela (Republic of) notes 10 3/4s, 2013		8,290,000	8,870,300
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		2,580,000	2,425,200

Total foreign government bonds and notes (cost $537,088,186)			$595,006,725

COLLATERALIZED MORTGAGE OBLIGATIONS (23.1%)(a)
		Principal amount	Value

Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.365s, 2036		$129,000	$12,957
Banc of America Commercial Mortgage, Inc. FRB Ser.
07-3, Class A3, 5.659s, 2049		765,000	766,984
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		1,170,000	1,069,520
Ser. 01-1, Class K, 6 1/8s, 2036		2,633,000	2,206,193
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
Interest only (IO), 5 1/2s, 2034		13,568,938	2,853,659
Banc of America Large Loan 144A Ser. 03-BBA2,
Class X1A, IO, 0.175s, 2015 (F)		547,868	--
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO, 0.535s, 2046		3,818,977	48,873
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		6,335,681	944,016
Ser. 07-1, Class S, IO, 1.211s, 2037		14,331,607	1,605,140
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.19s, 2032		1,174,000	1,218,176
Ser. 07-PW17, Class A3, 5.736s, 2050		9,430,000	9,444,051
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.065s, 2050		275,105,530	2,433,666
Broadgate Financing PLC sec. FRB Ser. D, 6.626s, 2023
(United Kingdom)	GBP	2,801,350	4,900,380
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.785s, 2037		$7,665,811	432,326
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		483,000	489,677
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.062s, 2044		163,172,446	1,363,958
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.654s, 2017		24,696,610	709,063
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035		24,749,537	522,062
Countrywide Home Loans 144A Ser. 03-R4, Class 1A,
Principal only (PO), zero %, 2034		39,597	32,341
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.811s, 2039		2,580,000	2,638,974
Ser. 07-C5, Class A3, 5.694s, 2040		50,230,000	50,338,296
IFB Ser. 06-9, Class 7A2, IO, 1.685s, 2036		20,423,434	647,807
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 5.665s, 2017		369,000	347,993
FRB Ser. 06-A, Class C, 5.465s, 2017		1,093,000	1,043,471
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		14,703,000	14,727,995

CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 6.878s, 2020		4,911,000	4,837,335
Ser. 98-C2, Class F, 6 3/4s, 2030		8,998,000	9,353,567
FRB Ser. 05-TFLA, Class K, 6.328s, 2020		2,413,000	2,388,870
Ser. 98-C1, Class F, 6s, 2040		7,396,000	6,869,834
Ser. 02-CP5, Class M, 5 1/4s, 2035		2,599,000	1,733,351
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.41s, 2031		63,243,273	911,592
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		2,235,111	2,145,014
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		7,128,872	6,191,924
European Loan Conduit 144A FRB Ser. 22A, Class D,
7.122s, 2014 (Ireland)	GBP	2,461,000	4,410,472
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 7 1/8s, 2014 (United Kingdom)	GBP	1,732,074	2,969,051
Fannie Mae
IFB Ser. 06-70, Class SM, 13.473s, 2036		$813,241	1,020,509
IFB Ser. 06-76, Class QB, 10.41s, 2036		5,059,779	6,386,805
IFB Ser. 06-63, Class SP, 10.11s, 2036		5,518,580	6,863,572
Ser. 03-W6, Class PT1, 10.099s, 2042		80,205	89,905
IFB Ser. 07-W7, Class 1A4, 9.99s, 2037		2,284,014	2,724,506
IFB Ser. 06-104, Class GS, 9.403s, 2036		1,795,809	2,176,448
IFB Ser. 06-60, Class TK, 9.14s, 2036		1,775,562	2,077,930
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,882,523	2,038,001
Ser. 02-T19, Class A3, 7 1/2s, 2042		1,122,499	1,208,124
Ser. 02-T12, Class A3, 7 1/2s, 2042		279,937	299,194
Ser. 02-14, Class A2, 7 1/2s, 2042		12,816	13,700
Ser. 01-T10, Class A2, 7 1/2s, 2041		1,185,376	1,273,671
Ser. 02-T4, Class A3, 7 1/2s, 2041		334,378	356,548
Ser. 01-T3, Class A1, 7 1/2s, 2040		813,727	865,969
Ser. 01-T1, Class A1, 7 1/2s, 2040		2,518,413	2,662,227
Ser. 99-T2, Class A1, 7 1/2s, 2039		950,002	1,026,995
Ser. 00-T6, Class A1, 7 1/2s, 2030		458,331	490,048
Ser. 01-T4, Class A1, 7 1/2s, 2028		6,207,798	6,744,590
Ser. 01-T10, Class A1, 7s, 2041		5,362,887	5,663,070
IFB Ser. 05-74, Class CP, 6.912s, 2035		2,824,023	3,211,648
IFB Ser. 06-27, Class SP, 6.728s, 2036		3,685,000	4,181,332
IFB Ser. 06-8, Class HP, 6.728s, 2036		4,036,155	4,571,969
IFB Ser. 06-8, Class WK, 6.728s, 2036		6,373,053	7,162,509
IFB Ser. 05-106, Class US, 6.728s, 2035		6,575,565	7,472,525
IFB Ser. 05-99, Class SA, 6.728s, 2035		3,346,088	3,708,043
IFB Ser. 05-115,Class NQ, 6.694s, 2036		1,440,383	1,587,996
IFB Ser. 05-74, Class CS, 6.641s, 2035		3,220,034	3,534,855
Ser. 98-T2, Class A4, IO, 6 1/2s, 2036		154,158	77
Ser. 371, Class 2, IO, 6 1/2s, 2036		4,138,412	908,427
IFB Ser. 06-60, Class CS, 6.252s, 2036		2,508,613	2,659,456
IFB Ser. 05-114, Class SP, 6.201s, 2036		1,794,751	1,887,258
IFB Ser. 05-95, Class CP, 5.437s, 2035		468,354	505,593
IFB Ser. 05-95, Class OP, 5.328s, 2035		1,972,529	2,059,339
IFB Ser. 05-83, Class QP, 4.745s, 2034		1,142,133	1,162,474
IFB Ser. 07-W6, Class 6A2, IO, 2.935s, 2037		4,837,819	480,974
IFB Ser. 06-90, Class SE, IO, 2.935s, 2036		7,626,520	938,024
IFB Ser. 03-66, Class SA, IO, 2.785s, 2033		5,922,853	608,707
IFB Ser. 07-W6, Class 5A2, IO, 2.425s, 2037		5,849,131	551,424
IFB Ser. 07-W2, Class 3A2, IO, 2.415s, 2037		6,457,608	582,158
IFB Ser. 05-113, Class AI, IO, 2.365s, 2036		2,486,601	254,491
IFB Ser. 05-113, Class DI, IO, 2.365s, 2036		179,985	15,194
IFB Ser. 06-60, Class SI, IO, 2.285s, 2036		6,461,756	641,983
IFB Ser. 07-W7, Class 3A2, IO, 2.265s, 2037		8,906,771	753,225
IFB Ser. 06-74, Class SN, IO, 2.235s, 2036		5,636,189	327,910
IFB Ser. 06-60, Class DI, IO, 2.205s, 2035		7,196,806	551,823
Ser. 03-W10, Class 3, IO, 1.933s, 2043		1,083,967	51,051
IFB Ser. 07-54, Class CI, IO, 1.895s, 2037		6,260,547	548,126
IFB Ser. 07-39, Class PI, IO, 1.895s, 2037		4,144,426	339,259
IFB Ser. 07-30, Class WI, IO, 1.895s, 2037		22,748,417	1,719,727
IFB Ser. 07-22, Class S, IO, 1.885s, 2037		18,523,842	1,508,106
IFB Ser. 06-128,Class SH, IO, 1.885s, 2037		4,656,156	360,071
IFB Ser. 06-56, Class SM, IO, 1.885s, 2036		5,125,554	414,522
IFB Ser. 06-12, Class SD, IO, 1.885s, 2035		20,630,143	1,970,218
IFB Ser. 07-W5, Class 2A2, IO, 1 7/8s, 2037		1,954,471	142,699
IFB Ser. 07-30, Class IE, IO, 1 7/8s, 2037		11,751,094	1,179,957
IFB Ser. 06-123,Class CI, IO, 1 7/8s, 2037		10,600,652	894,417
IFB Ser. 06-123,Class UI, IO, 1 7/8s, 2037		4,385,772	364,802
IFB Ser. 07-15, Class BI, IO, 1.835s, 2037		7,370,749	617,661
IFB Ser. 06-16, Class SM, IO, 1.835s, 2036		5,809,937	495,814
IFB Ser. 05-95, Class CI, IO, 1.835s, 2035		7,279,263	648,450
IFB Ser. 05-84, Class SG, IO, 1.835s, 2035		11,526,458	1,038,754
IFB Ser. 05-104, Class NI, IO, 1.835s, 2035		8,063,834	720,966
IFB Ser. 05-83, Class QI, IO, 1.825s, 2035		1,942,044	188,866
IFB Ser. 06-128, Class GS, IO, 1.815s, 2037		7,152,232	612,309
IFB Ser. 05-83, Class SL, IO, 1.805s, 2035		22,248,667	1,693,906
IFB Ser. 06-114, Class IS, IO, 1.785s, 2036		5,049,121	379,816
IFB Ser. 06-115, Class IE, IO, 1.775s, 2036		3,875,603	347,321
IFB Ser. 06-117, Class SA, IO, 1.775s, 2036		5,825,014	435,876
IFB Ser. 06-109, Class SH, IO, 1.755s, 2036		5,223,059	494,519
IFB Ser. 07-W6, Class 4A2, IO, 1.735s, 2037		25,897,153	1,967,767
IFB Ser. 06-128, Class SC, IO, 1.735s, 2037		4,979,695	385,366
IFB Ser. 06-45, Class SM, IO, 1.735s, 2036		7,862,655	497,999
IFB Ser. 06-8, Class JH, IO, 1.735s, 2036		17,561,576	1,545,830
IFB Ser. 05-122, Class SG, IO, 1.735s, 2035		5,862,442	507,433
IFB Ser. 05-95, Class OI, IO, 1.725s, 2035		1,080,728	109,202
IFB Ser. 06-92, Class LI, IO, 1.715s, 2036		5,713,100	438,966
IFB Ser. 06-98, Class SQ, IO, 1.705s, 2036		13,299,934	1,014,240

IFB Ser. 06-85, Class TS, IO, 1.695s, 2036	10,661,870	772,660
IFB Ser. 07-75, Class PI, IO, 1.675s, 2037	7,319,557	549,851
IFB Ser. 07-90, Class S, IO, 1.645s, 2037	11,837,010	563,403
IFB Ser. 07-103, Class AI, IO, 1.635s, 2037	26,112,056	1,814,788
IFB Ser. 07-109, Class XI, IO, 1.585s, 2037	4,278,367	308,470
IFB Ser. 07-W8, Class 2A2, IO, 1.585s, 2037	10,993,691	817,449
IFB Ser. 06-70, Class WI, IO, 1.585s, 2036	3,961,820	176,344
IFB Ser. 07-30, Class JS, IO, 1.575s, 2037	10,329,431	778,156
IFB Ser. 07-30, Class LI, IO, 1.575s, 2037	6,325,060	487,606
IFB Ser. 07-W2, Class 1A2, IO, 1.565s, 2037	5,109,766	359,283
IFB Ser. 07-54, Class IA, IO, 1.545s, 2037	5,509,775	419,402
IFB Ser. 07-54, Class IB, IO, 1.545s, 2037	5,509,775	419,402
IFB Ser. 07-54, Class IC, IO, 1.545s, 2037	5,509,775	419,402
IFB Ser. 07-54, Class ID, IO, 1.545s, 2037	5,509,775	419,402
IFB Ser. 07-54, Class IE, IO, 1.545s, 2037	5,509,775	419,402
IFB Ser. 07-54, Class IF, IO, 1.545s, 2037	8,093,101	616,044
IFB Ser. 07-54, Class UI, IO, 1.545s, 2037	7,689,652	630,996
IFB Ser. 07-56, Class SA, IO, 1.545s, 2037	4,635,974	265,258
IFB Ser. 07-91, Class AS, IO, 1.535s, 2037	4,794,208	325,623
IFB Ser. 7-91, Class HS, IO, 1.535s, 2037	4,867,807	349,522
IFB Ser. 07-15, Class CI, IO, 1.515s, 2037	19,619,458	1,466,891
IFB Ser. 06-123, Class BI, IO, 1.515s, 2037	25,764,854	1,854,756
IFB Ser. 06-115, Class JI, IO, 1.515s, 2036	14,296,654	1,064,244
IFB Ser. 06-123, Class LI, IO, 1.455s, 2037	9,546,838	669,800
IFB Ser. 07-39, Class AI, IO, 1.255s, 2037	9,038,796	585,189
IFB Ser. 07-39, Class SY, IO, 1.245s, 2037	16,554,344	722,719
IFB Ser. 07-32, Class SD, IO, 1.245s, 2037	6,445,600	424,832
IFB Ser. 07-30, Class UI, IO, 1.235s, 2037	5,338,859	366,052
IFB Ser. 07-32, Class SC, IO, 1.235s, 2037	8,534,427	571,644
IFB Ser. 07-1, Class CI, IO, 1.235s, 2037	6,233,893	412,629
IFB Ser. 05-74, Class SE, IO, 1.235s, 2035	4,319,554	240,345
IFB Ser. 07-W5, Class 1A2, IO, 1.215s, 2037	11,418,183	604,580
IFB Ser. 07-4, Class PS, IO, 1.19s, 2037	24,756,877	1,495,407
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	19,090,329	731,160
IFB Ser. 07-75, Class ID, IO, 1.005s, 2037	7,788,742	489,643
Ser. 01-T1, Class 1, IO, 0.824s, 2040	1,016,402	21,141
Ser. 03-W10, Class 3A, IO, 0.813s, 2043	35,891,658	540,066
Ser. 03-W10, Class 1A, IO, 0.777s, 2043	29,069,831	372,430
Ser. 00-T6, IO, 0.762s, 2030	17,282,525	269,738
Ser. 02-T18, IO, 0.516s, 2042	50,754,102	718,900
Ser. 02-W8, Class 1, IO, 0.348s, 2042	25,773,935	238,390
Ser. 06-84, Class OP, PO, zero %, 2036	75,737	75,175
Ser. 372, Class 1, PO, zero %, 2036	26,876,424	21,385,327
Ser. 06-56, Class XF, zero %, 2036	395,099	401,143
Ser. 04-38, Class AO, PO, zero %, 2034	2,299,119	1,675,321
Ser. 04-61, Class CO, PO, zero %, 2031	2,932,464	2,489,588
Ser. 99-51, Class N, PO, zero %, 2029	370,066	310,924
Ser. 07-31, Class TS, IO, zero %, 2009	13,918,240	262,090
Ser. 07-15, Class IM, IO, zero %, 2009	5,399,650	106,941
Ser. 07-16, Class TS, IO, zero %, 2009	22,195,876	376,848
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	39,488	42,568
Ser. T-42, Class A5, 7 1/2s, 2042	498,753	534,863
Ser. T-60, Class 1A2, 7s, 2044	9,326,530	9,984,752
IFB Ser. T-56, Class 2ASI, IO, 3.235s, 2043	3,412,239	358,285
Ser. T-57, Class 1AX, IO, 0.451s, 2043	15,049,376	174,008
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.346s, 2020	29,546,906	1,551,153
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.066s, 2039	3,888,524	3,894,357
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	3,121,100	2,382,901
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,408,000	1,550,654
Freddie Mac
IFB Ser. 3182, Class PS, 8.49s, 2032	3,416,863	4,167,551
IFB Ser. 3081, Class DC, 6.536s, 2035	2,546,687	2,887,577
IFB Ser. 3114, Class GK, 6.29s, 2036	1,571,296	1,779,119
IFB Ser. 2979, Class AS, 5.839s, 2034	1,208,298	1,305,695
IFB Ser. 3149, Class SU, 5.837s, 2036	1,938,949	2,018,529
IFB Ser. 3065, Class DC, 4.778s, 2035	4,147,838	4,293,081
IFB Ser. 2828, Class GI, IO, 2.473s, 2034	430,317	49,263
IFB Ser. 3184, Class SP, IO, 2.323s, 2033	9,922,854	896,656
Ser. 2852, Class VS, IO, 2.259s, 2034	355,752	36,165
IFB Ser. 2869, Class JS, IO, 2.223s, 2034	982,353	71,813
IFB Ser. 3203, Class SH, IO, 2.113s, 2036	5,601,749	574,594
IFB Ser. 2755, Class SG, IO, 2.073s, 2031	7,436,809	603,516
IFB Ser. 2828, Class TI, IO, 2.023s, 2030	3,654,058	307,544
IFB Ser. 3297, Class BI, IO, 1.733s, 2037	16,205,984	1,435,760
IFB Ser. 3284, Class IV, IO, 1.723s, 2037	4,169,909	379,853
IFB Ser. 3287, Class SD, IO, 1.723s, 2037	5,362,029	438,029
IFB Ser. 3281, Class BI, IO, 1.723s, 2037	3,107,204	258,841
IFB Ser. 3249, Class SI, IO, 1.723s, 2036	2,851,060	267,494
IFB Ser. 3028, Class ES, IO, 1.723s, 2035	19,339,781	1,753,297
IFB Ser. 3042, Class SP, IO, 1.723s, 2035	3,934,486	356,898
IFB Ser. 3045, Class DI, IO, 1.703s, 2035	33,138,387	2,410,108
IFB Ser. 3054, Class CS, IO, 1.673s, 2035	3,882,365	251,826
IFB Ser. 3107, Class DC, IO, 1.673s, 2035	18,328,314	1,722,271
IFB Ser. 3066, Class SI, IO, 1.673s, 2035	13,264,734	1,216,370
IFB Ser. 2950, Class SM, IO, 1.673s, 2016	2,338,547	188,767
IFB Ser. 3256, Class S, IO, 1.663s, 2036	10,924,939	937,522
IFB Ser. 3031, Class BI, IO, 1.662s, 2035	4,104,222	404,173
IFB Ser. 3244, Class SB, IO, 1.633s, 2036	4,550,516	362,457

IFB Ser. 3244, Class SG, IO, 1.633s, 2036	5,186,296	439,124
IFB Ser. 3236, Class IS, IO, 1.623s, 2036	8,445,812	642,719
IFB Ser. 3114, Class TS, IO, 1.623s, 2030	25,642,296	1,546,564
IFB Ser. 3240, Class S, IO, 1.593s, 2036	16,555,371	1,299,883
IFB Ser. 3153, Class JI, IO, 1.593s, 2036	8,125,570	562,714
IFB Ser. 3065, Class DI, IO, 1.593s, 2035	2,886,422	282,387
IFB Ser. 3315, Class DS, IO, 1.573s, 2037	6,747,127	422,770
IFB Ser. 3218, Class AS, IO, 1.553s, 2036	5,836,702	412,704
IFB Ser. 3221, Class SI, IO, 1.553s, 2036	6,812,789	500,917
IFB Ser. 3202, Class PI, IO, 1.513s, 2036	18,568,314	1,410,451
IFB Ser. 3355, Class MI, IO, 1.473s, 2037	5,113,367	372,750
IFB Ser. 3355, Class LI, IO, 1.473s, 2037	6,346,482	333,076
IFB Ser. 3201, Class SG, IO, 1.473s, 2036	8,603,811	654,804
IFB Ser. 3203, Class SE, IO, 1.473s, 2036	7,781,640	571,687
IFB Ser. 3171, Class PS, IO, 1.458s, 2036	7,376,536	582,366
IFB Ser. 3152, Class SY, IO, 1.453s, 2036	11,943,049	1,011,869
IFB Ser. 3284, Class BI, IO, 1.423s, 2037	5,166,067	370,603
IFB Ser. 3199, Class S, IO, 1.423s, 2036	9,523,859	738,997
IFB Ser. 3284, Class LI, IO, 1.413s, 2037	9,075,803	679,598
IFB Ser. 3281, Class AI, IO, 1.403s, 2037	19,797,675	1,499,702
IFB Ser. 3311, Class IA, IO, 1.383s, 2037	7,661,059	605,528
IFB Ser. 3311, Class IB, IO, 1.383s, 2037	7,661,059	605,528
IFB Ser. 3311, Class IC, IO, 1.383s, 2037	7,661,059	605,528
IFB Ser. 3311, Class ID, IO, 1.383s, 2037	7,661,059	605,528
IFB Ser. 3311, Class IE, IO, 1.383s, 2037	11,795,720	932,331
IFB Ser. 3274, Class JS, IO, 1.383s, 2037	15,546,648	1,048,601
IFB Ser. 3240, Class GS, IO, 1.353s, 2036	10,025,220	741,707
IFB Ser. 3339, Class TI, IO, 1.113s, 2037	12,161,646	851,751
IFB Ser. 3288, Class SJ, IO, 1.103s, 2037	8,351,176	519,785
IFB Ser. 3284, Class CI, IO, 1.093s, 2037	19,622,626	1,324,437
IFB Ser. 3016, Class SQ, IO, 1.083s, 2035	7,262,348	376,006
IFB Ser. 3284, Class WI, IO, 1.073s, 2037	32,647,372	2,122,136
IFB Ser. 3235, Class SA, IO, 0.923s, 2036	4,049,136	217,740
Ser. 246, PO, zero %, 2037	28,028,431	22,419,734
Ser. 3300, PO, zero %, 2037	3,796,979	3,093,747
Ser. 236, PO, zero %, 2036	2,457,970	1,959,576
Ser. 1208, Class F, PO, zero %, 2022	365,882	316,150
FRB Ser. 3326, Class XF, zero %, 2037	1,057,383	1,015,239
FRB Ser. 3122, Class GF, zero %, 2036	1,845,584	1,870,808
FRB Ser. 3326, Class WF, zero %, 2035	963,540	916,743
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033	1,354,000	1,388,068
Ser. 00-1, Class G, 6.131s, 2033	4,588,975	4,100,892
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	4,134,628	4,192,641
Government National Mortgage Association
IFB Ser. 07-51, Class SP, 9.788s, 2037	551,159	652,493
IFB Ser. 07-64, Class AM, 8.006s, 2037	195,365	208,259
IFB Ser. 05-66, Class SP, 4.075s, 2035	2,360,013	2,394,793
IFB Ser. 06-62, Class SI, IO, 2.431s, 2036	6,644,963	483,596
IFB Ser. 07-1, Class SL, IO, 2.411s, 2037	2,700,976	222,920
IFB Ser. 07-1, Class SM, IO, 2.401s, 2037	2,681,404	220,575
IFB Ser. 07-26, Class SG, IO, 1.901s, 2037	8,709,284	670,092
IFB Ser. 07-9, Class BI, IO, 1.871s, 2037	17,992,471	1,227,987
IFB Ser. 07-31, Class CI, IO, 1.861s, 2037	5,772,133	399,256
IFB Ser. 07-25, Class SA, IO, 1.851s, 2037	6,968,390	439,266
IFB Ser. 07-25, Class SB, IO, 1.851s, 2037	13,692,777	863,152
IFB Ser. 07-26, Class LS, IO, 1.851s, 2037	18,129,084	1,329,739
IFB Ser. 07-22, Class S, IO, 1.851s, 2037	4,675,537	410,837
IFB Ser. 07-11, Class SA, IO, 1.851s, 2037	4,832,269	356,878
IFB Ser. 07-14, Class SB, IO, 1.851s, 2037	4,653,086	338,790
IFB Ser. 07-51, Class SJ, IO, 1.801s, 2037	5,483,498	488,014
IFB Ser. 07-26, Class SD, IO, 1.773s, 2037	9,664,797	661,388
IFB Ser. 07-58, Class PS, IO, 1.751s, 2037	3,602,296	297,936
IFB Ser. 07-78, Class SA, IO, 1.721s, 2037	36,313,000	2,547,575
IFB Ser. 07-59, Class PS, IO, 1.721s, 2037	4,282,113	332,104
IFB Ser. 07-59, Class SP, IO, 1.721s, 2037	525,325	40,965
IFB Ser. 06-38, Class SG, IO, 1.701s, 2033	20,120,258	1,037,743
IFB Ser. 07-53, Class SG, IO, 1.651s, 2037	3,846,818	240,168
IFB Ser. 07-48, Class SB, IO, 1.623s, 2037	8,726,486	499,796
IFB Ser. 07-64, Class AI, IO, 1.601s, 2037	1,562,916	93,437
IFB Ser. 07-53, Class ES, IO, 1.601s, 2037	6,223,747	322,256
IFB Ser. 07-9, Class DI, IO, 1.561s, 2037	9,098,420	545,348
IFB Ser. 07-57, Class QA, IO, 1.551s, 2037	13,491,511	740,691
IFB Ser. 07-58, Class SA, IO, 1.551s, 2037	6,899,275	391,283
IFB Ser. 07-58, Class SC, IO, 1.551s, 2037	11,857,105	606,791
IFB Ser. 07-61, Class SA, IO, 1.551s, 2037	7,173,071	413,071
IFB Ser. 07-53, Class SC, IO, 1.551s, 2037	6,788,739	347,621
IFB Ser. 07-58, Class SD, IO, 1.541s, 2037	11,300,814	567,424
IFB Ser. 07-17, Class AI, IO, 1.523s, 2037	22,201,478	1,540,669
IFB Ser. 07-59, Class SD, IO, 1.521s, 2037	1,033,846	55,060
IFB Ser. 07-9, Class AI, IO, 1.473s, 2037	9,831,432	690,692
IFB Ser. 05-65, Class SI, IO, 1.401s, 2035	9,020,592	584,645
IFB Ser. 07-79, Class SY, IO, 1.313s, 2037	21,061,000	1,200,313
IFB Ser. 07-17, Class IB, IO, 1.301s, 2037	4,736,852	283,264
IFB Ser. 06-14, Class S, IO, 1.301s, 2036	7,212,591	412,808
IFB Ser. 06-11,Class ST, IO, 1.291s, 2036	4,469,006	247,768
IFB Ser. 07-27, Class SD, IO, 1.251s, 2037	5,019,771	259,738
IFB Ser. 07-19, Class SJ, IO, 1.251s, 2037	8,431,190	400,545
IFB Ser. 07-23, Class ST, IO, 1.251s, 2037	10,555,385	463,058
IFB Ser. 07-9, Class CI, IO, 1.251s, 2037	11,827,015	609,228
IFB Ser. 07-7, Class EI, IO, 1.251s, 2037	4,983,850	247,184
IFB Ser. 07-7, Class JI, IO, 1.251s, 2037	12,915,897	665,169
IFB Ser. 07-1, Class S, IO, 1.251s, 2037	11,192,892	539,231

IFB Ser. 07-3, Class SA, IO, 1.251s, 2037		10,669,534	505,027
IFB Ser. 07-31, Class AI, IO, 1.153s, 2037		5,869,334	532,310
IFB Ser. 07-43, Class SC, IO, 1.073s, 2037		9,034,831	455,430
IFB Ser. 07-73, Class MI, IO, 1.051s, 2037		4,071,052	176,277
Ser. 07-73, Class MO, PO, zero %, 2037		312,700	234,681
Ser. 99-31, Class MP, PO, zero %, 2029		35,259	30,389
FRB Ser. 07-73, Class KI, IO, zero %, 2037		3,131,960	73,601
FRB Ser. 07-73, Class KM, zero %, 2037		313,692	325,174
FRB Ser. 98-2, Class EA, PO, zero %, 2028		328,145	279,368
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045		1,506,000	1,528,617
FRB Ser. 07-GG10, Class AM, 5.799s, 2045		2,526,000	2,546,890
GSMPS Mortgage Loan Trust 144A Ser. 01-2, IO, 0.206s,
2032		1,230,802	9,477
GSR Mortgage Loan Trust IFB Ser. 06-4F, Class 4A2, IO,
2.285s, 2036		3,933,301	204,078
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		766,452	498,194
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
4.975s, 2037		1,896,151	1,787,122
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051		3,470,000	3,508,482
FRB Ser. 07-LD12, Class A3, 5.991s, 2051		11,043,000	11,213,835
Ser. 07-CB20, Class A3, 5.863s, 2051		3,771,000	3,783,369
FRB Ser. 07-LD11, Class A3, 5.819s, 2049		1,878,000	1,907,766
Ser. 07-CB20, Class A4, 5.794s, 2051		2,455,000	2,504,861
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.052s, 2051		280,648,402	3,595,106
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		1,960,723	1,979,907
Ser. 98-C4, Class J, 5.6s, 2035		3,535,000	2,956,635
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017		1,841,000	1,848,693
Ser. 07-C6, Class A2, 5.845s, 2012		3,440,000	3,553,758
Ser. 07-C7, Class XW, IO, 0.374s, 2045		273,411,832	7,218,072
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.08s, 2045		116,445,274	1,176,097
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 10.89s, 2037		3,295,670	3,914,317
IFB Ser. 07-5, Class 8A2, IO, 2.855s, 2036		6,247,798	432,972
IFB Ser. 07-4, Class 3A2, IO, 2.335s, 2037		4,881,910	346,616
IFB Ser. 06-5, Class 2A2, IO, 2.285s, 2036		11,756,058	720,666
IFB Ser. 07-2, Class 2A13, IO, 1.825s, 2037		8,437,958	573,992
IFB Ser. 06-7, Class 2A5, IO, 1.761s, 2036		16,310,138	1,123,286
IFB Ser. 06-9, Class 2A2, IO, 1.755s, 2037		10,333,091	777,108
IFB Ser. 06-7, Class 2A4, IO, 1.685s, 2036		17,981,422	925,777
IFB Ser. 06-6, Class 1A2, IO, 1.635s, 2036		6,636,398	341,773
IFB Ser. 06-6, Class 1A3, IO, 1.635s, 2036		9,328,463	560,681
IFB Ser. 06-5, Class 1A3, IO, 0.535s, 2036		3,109,255	36,644
IFB Ser. 06-4, Class 1A3, IO, 0.535s, 2036		4,097,938	75,065
IFB Ser. 06-7, Class 1A3, IO, 0.485s, 2036		7,640,658	99,373
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		7,676,000	7,576,212
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		4,511,500	2,345,980
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		1,653,000	843,030
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		752,500	376,250
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.786s, 2034		579,000	569,507
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		201,576,436	2,866,165
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.279s, 2035		958,409	950,443
Ser. 96-C2, Class JS, IO, 2.258s, 2028		6,920,744	544,386
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050		1,006,000	1,034,103
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		1,827,000	1,882,079
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.797s, 2037		8,019,272	2,305,541
Morgan Stanley Capital I FRB Ser. 07-IQ14, Class AM,
5.691s, 2049		1,136,000	1,129,559
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		13,869,752	7,212,271
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.342s, 2035		8,000,623	7,940,618
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.095s, 2030		2,378,284	2,407,475
Ser. 97-MC2, Class X, IO, 1.878s, 2012		262,635	328
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.546s,
2042 (United Kingdom)		973,000	964,975
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		880,000	798,213
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 1.825s, 2037		19,665,073	1,349,491
IFB Ser. 06-A7CB, Class 1A6, IO, 0.685s, 2036		1,921,706	47,472
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 7.018s, 2038 (United Kingdom)	GBP	950,000	1,704,821
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$1,580,000	1,546,572
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		1,339,000	1,139,928
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		1,590,000	1,287,838
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		1,438,000	1,259,541
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		1,371,000	1,125,344

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.385s, 2037		23,845,213	1,364,371
Ser. 07-4, Class 1A4, IO, 1s, 2037		23,845,213	627,777
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028		288,574	22,577
Ser. 07-RF1, Class 1A, IO, 1.016s, 2037		23,200,735	874,731
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	1,094,530	2,113,614
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	2,602,020	4,709,972
URSUS EPC 144A
FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)	GBP	1,479,076	2,752,329
Ser. 1-A, Class X1, IO, 4.925s, 2012 (Ireland)	GBP	5,000	214,816
Wachovia Bank Commercial Mortgage Trust Ser. 07-C34,
IO, 0.36s, 2046		$76,217,766	1,948,888
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.328s, 2018		3,292,000	3,127,400
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		67,709,178	621,509

Total collateralized mortgage obligations (cost $544,802,024)			$592,953,633

CORPORATE BONDS AND NOTES (19.9%)(a)
		Principal amount	Value

Basic Materials (1.0%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$570,000	$467,400
Builders FirstSource, Inc. company guaranty FRN
9.119s, 2012		1,195,000	1,039,650
Clondalkin Acquisition BV 144A sec. FRN 6.991s, 2013
(Netherlands)		885,000	833,006
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		1,715,000	1,753,588
Domtar Corp. company guaranty 7 7/8s, 2011 (Canada)		465,000	474,881
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		3,442,000	3,691,545
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015		605,000	614,075
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		1,722,000	1,825,320
Georgia-Pacific Corp. debs. 9 1/2s, 2011		239,000	250,950
Georgia-Pacific Corp. notes 8 1/8s, 2011		230,000	233,450
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		2,431,000	2,558,628
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		2,465,000	2,662,200
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		1,114,000	1,024,880
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		951,000	1,027,080
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		574,000	614,180
NewPage Corp. company guaranty 10s, 2012		252,000	253,260
NewPage Corp. sec. notes 10s, 2012		210,000	211,050
NewPage Holding Corp. sr. notes FRN 11.818s, 2013 (PIK)		345,531	331,710
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		82,000	68,060
Novelis, Inc. company guaranty 7 1/4s, 2015		701,000	658,940
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,400,000	1,972,460
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		$27,000	27,135
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		3,583,000	3,457,595
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		755,000	711,588
			26,762,631

Capital Goods (1.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		1,867,000	1,867,000
Bombardier, Inc. 144A notes 6 3/4s, 2012 (Canada)		7,295,000	7,386,188
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		1,305,000	1,363,725
Bombardier, Inc. 144A sr. unsec. FRN 7.631s, 2013
(Canada)	EUR	865,000	1,257,217
BPC Holding Corp. sec. sr. notes 8 7/8s, 2014 (S)		$1,004,000	953,800
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		2,592,000	2,650,320
General Cable Corp. company guaranty FRN 7.104s, 2015		850,000	807,500
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		2,480,000	2,480,000
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		305,000	298,900
L-3 Communications Corp. company guaranty 6 1/8s, 2013		3,113,000	3,058,523
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		2,084,000	2,011,060
Legrand SA debs. 8 1/2s, 2025 (France)		4,999,000	5,815,577
Owens-Illinois, Inc. debs. 7 1/2s, 2010		453,000	458,663
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		3,140,000	3,108,600
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		505,000	498,688
SPX Corp. sr. notes 7 5/8s, 2014		705,000	719,100
TD Funding Corp. company guaranty 7 3/4s, 2014		420,000	426,300
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		550,000	589,875
Terex Corp. sr. sub. notes 8s, 2017		1,375,000	1,392,188
			37,143,224

Communication Services (1.1%)
American Tower Corp. 144A sr. notes 7s, 2017		1,730,000	1,738,650
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,294,000	1,222,830
Cricket Communications, Inc. 144A company guaranty

9 3/8s, 2014		1,765,000	1,654,688
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		1,730,000	1,582,950
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,050,000	1,069,740
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		4,551,000	4,420,159
iPCS, Inc. sec. FRN 7.036s, 2013		575,000	541,938
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		370,000	347,800
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		2,985,000	2,977,538
Qwest Corp. debs. 7 1/4s, 2025		1,375,000	1,292,500
Qwest Corp. notes 8 7/8s, 2012		4,691,000	5,019,370
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		610,000	619,150
Rural Cellular Corp. FRN sr. sub. notes 8.124s, 2013		790,000	805,800
West Corp. company guaranty 9 1/2s, 2014		528,000	517,440
Wind Aquisition Fin. SA notes 9 3/4s, 2015 (Luxembourg)	EUR	3,540,000	5,561,198
			29,371,751

Consumer Cyclicals (3.5%)
Allison Transmission 144A company guaranty 11s, 2015		$350,000	318,500
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		1,175,000	1,189,688
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		1,325,000	1,262,063
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		1,453,443	1,371,687
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		3,460,000	3,346,980
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		3,792,000	3,953,160
Ford Motor Co. notes 7.45s, 2031		1,113,000	826,403
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011 (S)		3,013,000	2,869,752
Ford Motor Credit Co., LLC sr. unsec. 9 3/4s, 2010		9,153,000	8,839,181
Ford Motor Credit Co., LLC sr. unsec. FRN 7.993s, 2012		534,000	453,428
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009		883,000	831,120
General Motors Corp. debs. 9.4s, 2021		370,000	328,560
Goodman Global Holding Co., Inc. company guaranty FRN
Ser. B, 7.991s, 2012		155,000	154,225
Goodyear Tire & Rubber Co. (The) sr. notes 8 5/8s, 2011		1,000	1,043
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.204s,
2014		1,280,000	1,267,200
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		4,015,000	4,015,000
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,138,000	4,158,690
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		735,000	714,788
Levi Strauss & Co. sr. notes 9 3/4s, 2015		3,326,000	3,317,685
Levi Strauss & Co. sr. notes 8 7/8s, 2016		1,320,000	1,277,100
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015		1,765,000	1,773,825
Meritage Homes Corp. company guaranty 6 1/4s, 2015		1,163,000	796,655
Meritage Homes Corp. sr. notes 7s, 2014		332,000	237,380
Meritor Automotive, Inc. notes 6.8s, 2009		491,000	476,270
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		2,757,000	2,860,388
MGM Mirage, Inc. company guaranty 6s, 2009		7,904,000	7,864,480
NTK Holdings, Inc. sr. disc. notes zero %, 2014		794,000	464,490
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		2,940,000	2,925,300
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		1,386,000	1,399,860
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015		1,295,000	1,175,213
Pulte Homes, Inc. company guaranty 7 7/8s, 2011		3,293,000	3,168,077
Quebecor Media notes 7 3/4s, 2016 (Canada)		320,000	307,200
Scientific Games Corp. company guaranty 6 1/4s, 2012		4,989,000	4,764,495
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		525,000	501,375
Standard Pacific Corp. sr. notes 6 1/2s, 2008		890,000	787,650
Standard Pacific Corp. sr. unsec. unsub. notes 5 1/8s,
2009		255,000	201,450
Station Casinos, Inc. sr. notes 6s, 2012		2,191,000	1,949,990
Target Corp. sr. unsec. notes 5 3/8s, 2017 (S)		4,745,000	4,637,583
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014
(S)		1,109,000	1,089,593
Tenneco Automotive, Inc. 144A sr. unsec. notes 8 1/8s,
2015		1,530,000	1,514,700
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013		1,480,000	1,450,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		1,976,000	1,580,800
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014		2,445,000	1,552,575
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015		677,000	515,366
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		2,855,000	1,755,825
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		766,000	227,885
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014 (S)		2,605,000	2,559,413
			89,034,491

Consumer Staples (2.3%)
Affinity Group, Inc. sr. sub. notes 9s, 2012		4,155,000	3,947,250
AMC Entertainment, Inc. company guaranty 11s, 2016		1,152,000	1,212,480
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		948,000	891,120
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (F)(NON)		574,508	8,440
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016		1,280,000	1,203,200
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012		1,352,000	1,311,440
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		246,000	159,285
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		5,068,000	4,130,420
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		556,000	544,880

CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		5,326,000	5,192,850
Church & Dwight Co., Inc. company guaranty 6s, 2012		3,512,000	3,432,980
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)		1,995,000	1,857,844
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		2,150,000	2,055,938
Dean Foods Co. company guaranty 7s, 2016		611,000	543,790
Del Monte Corp. company guaranty 6 3/4s, 2015		1,780,000	1,682,100
Del Monte Corp. sr. sub. notes 8 5/8s, 2012		3,605,000	3,632,038
Echostar DBS Corp. company guaranty 6 5/8s, 2014		15,810,000	15,730,950
Liberty Media, LLC sr. notes 5.7s, 2013		150,000	138,962
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009		408,000	414,218
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		750,000	766,875
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)		1,752,000	1,230,780
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		2,384,000	2,378,040
R.H. Donnelley Corp. sr. disc. notes Ser. A-1, 6 7/8s,
2013		140,000	125,300
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		433,000	387,535
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		1,852,000	1,905,245
Rental Services Corp. company guaranty 9 1/2s, 2014		367,000	328,465
Rite Aid Corp. company guaranty 9 3/8s, 2015		1,325,000	1,099,750
Rite Aid Corp. sec. notes 7 1/2s, 2017		1,275,000	1,123,594
United Rentals NA, Inc. sr. sub. notes 7s, 2014		1,105,000	925,438
Young Broadcasting, Inc. company guaranty 10s, 2011		966,000	754,688
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		331,000	230,045
			59,345,940

Energy (3.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		5,575,000	5,407,750
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017		1,310,000	1,182,275
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)		5,729,000	5,413,905
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		5,575,000	5,700,438
Complete Production Services, Inc. company guaranty
8s, 2016 (S)		2,195,000	2,123,663
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		3,895,000	3,671,038
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		945,000	943,819
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		1,295,000	1,307,950
EXCO Resources, Inc. company guaranty 7 1/4s, 2011		3,185,000	3,065,563
Forest Oil Corp. sr. notes 8s, 2011		3,730,000	3,879,200
Gaz Capital for Gazprom 144A sr. unsec. notes 7.288s,
2037 (Luxembourg)		1,280,000	1,291,904
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		4,610,000	4,344,925
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016 (S)		1,745,000	1,775,538
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		4,355,000	4,137,250
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014		825,000	843,563
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)		1,100,000	1,027,125
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		2,500,000	2,366,750
Massey Energy Co. sr. notes 6 5/8s, 2010		1,958,000	1,913,945
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		2,650,000	2,623,500
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		3,232,000	3,102,720
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		2,439,466	2,563,494
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		2,625,000	2,731,662
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,820,000	5,965,500
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		2,465,750	2,537,764
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		1,140,000	1,201,599
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		1,425,000	1,421,438
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		1,352,000	1,422,980
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		3,595,000	3,622,106
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		1,440,000	1,341,000
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		535,000	535,000
Plains Exploration & Production Co. company guaranty
7s, 2017		580,000	554,625
Pride International, Inc. sr. notes 7 3/8s, 2014		3,145,000	3,231,488
Transocean, Inc. sr. unsec. 6s, 2018		1,000,000	997,332
			84,248,809

Financial (3.3%)
Banco Do Brasil 144A sr. unsec. 5.581s, 2017 (Cayman
Islands)	BRL	2,155,000	1,117,475
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		$4,785,000	4,919,937
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 6.669s, 2012 (Cayman Islands)		10,299,000	10,198,379
GMAC LLC FRN 7.324s, 2014		1,320,000	1,059,087
GMAC LLC notes 7 3/4s, 2010		418,000	389,919
GMAC LLC notes 7s, 2012		335,000	283,256
GMAC LLC notes 6 7/8s, 2012		2,179,000	1,825,924

GMAC LLC notes 6 7/8s, 2011		375,000	320,810
GMAC LLC notes 6 3/4s, 2014		4,960,000	4,000,483
GMAC LLC sr. unsub. notes 5.85s, 2009		160,000	153,014
GMAC LLC unsub. notes 6 5/8s, 2012		2,060,000	1,726,309
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037		1,260,000	1,247,822
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		270,000	240,975
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		375,000	318,750
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		2,500,000	2,387,425
JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012	INR	76,000,000	2,082,720
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014		$4,785,000	4,873,369
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		530,000	530,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		1,024,000	947,200
Liberty Mutual Insurance 144A notes 7.697s, 2097		2,900,000	2,718,373
Morgan Stanley sr. unsec. bonds 5.776s, 2017	BRL	7,331,000	3,749,978
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$879,000	875,704
Realogy Corp. 144A sr. notes 10 1/2s, 2014		2,820,000	2,107,950
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		2,740,000	2,596,150
UBS`Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,850,000	2,844,585
USI Holdings Corp. 144A sr. notes FRN 8.744s, 2014		245,000	209,475
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		7,596,000	7,330,140
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		3,035,000	2,928,775
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		7,265,000	7,446,625
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		13,440,000	13,377,235
			84,807,844

Health Care (1.5%)
Bausch & Lomb, Inc. 144A sr. unsec. notes 9 7/8s, 2015		925,000	938,875
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		2,650,000	2,699,688
DaVita, Inc. company guaranty 6 5/8s, 2013 (S)		1,134,000	1,128,330
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK) (S)		2,340,000	2,474,550
HCA, Inc. notes 6 3/8s, 2015		1,766,000	1,492,270
HCA, Inc. notes 5 3/4s, 2014		1,985,000	1,647,550
HCA, Inc. sec. notes 9 1/4s, 2016		2,730,000	2,866,500
Omnicare, Inc. company guaranty 6 3/4s, 2013		1,210,000	1,137,400
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		3,350,000	3,048,500
Service Corporation International debs. 7 7/8s, 2013		465,000	467,453
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		3,922,000	3,706,290
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		1,210,000	1,101,100
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		400,000	364,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		2,140,000	1,872,500
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011		1,618,000	1,472,380
US Oncology, Inc. company guaranty 9s, 2012		3,430,000	3,382,838
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		2,101,000	2,022,213
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		2,840,000	3,053,000
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		1,339,000	1,349,043
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		1,350,000	1,336,500
			37,560,980

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		2,334,000	2,030,580
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		1,248,000	1,157,520
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		685,000	670,444
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)		1,614,000	1,331,550
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		1,613,000	1,371,050
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		2,266,000	2,022,405
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		4,018,000	4,068,225
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		81,000	65,003
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		965,000	1,013,250
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)		1,040,000	1,014,000
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		1,906,000	1,939,355
Travelport LLC company guaranty 9 7/8s, 2014		763,000	774,445
			17,457,827

Utilities & Power (1.8%)
AES Corp. (The) sr. notes 8 7/8s, 2011		361,000	377,245
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		2,026,000	2,112,105
AES Corp. (The) 144A sr. notes 8s, 2017		565,000	577,713
CMS Energy Corp. sr. notes 7 3/4s, 2010		1,225,000	1,285,530
Colorado Interstate Gas Co. debs. 6.85s, 2037		2,495,000	2,444,793
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		223,000	220,617
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		654,000	673,620

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		760,000	779,000
Edison Mission Energy sr. unsec. notes 7.2s, 2019		1,125,000	1,105,313
Edison Mission Energy sr. unsec. notes 7s, 2017		785,000	771,263
El Paso Natural Gas Co. debs. 8 5/8s, 2022		1,315,000	1,515,232
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		3,632,000	3,563,900
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		7,850,000	7,771,500
NRG Energy, Inc. sr. notes 7 3/8s, 2016		1,015,000	989,625
Orion Power Holdings, Inc. sr. notes 12s, 2010		5,195,000	5,662,550
Teco Finance, Inc. unsec. notes 7s, 2012		1,500,000	1,588,418
Teco Finance, Inc. unsub. notes 7.2s, 2011		1,165,000	1,246,223
Teco Finance, Inc. unsub. notes 6 3/4s, 2015		221,000	231,564
Tennessee Gas Pipeline Co. debs. 7s, 2028		520,000	524,931
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		1,052,000	1,148,209
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		3,235,000	3,437,188
Utilicorp United, Inc. sr. notes 9.95s, 2011		61,000	65,636
Veolia Environnement sr. unsub. notes Ser. EMTN,
5 3/8s, 2018 (France)	EUR	3,125,000	4,401,672
Williams Cos., Inc. (The) notes 7 5/8s, 2019		$2,449,000	2,654,104
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017 (S)		605,000	623,150
			45,771,101

Total corporate bonds and notes (cost $526,296,662)			$511,504,598

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.6%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 20, 2037 to
November 20, 2037		$4,997,393	$5,163,127

U.S. Government Agency Mortgage Obligations (15.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, September 1, 2021		80,332	82,127
5 1/2s, May 1, 2020		357,369	362,590
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from October 1, 2036 to
August 1, 2037		4,840,641	4,976,595
6s, April 1, 2021		4,054,205	4,148,592
5 1/2s, with due dates from March 1, 2037 to
January 1, 2038		12,499,600	12,481,535
5 1/2s, with due dates from January 1, 2009 to
February 1, 2021		4,431,359	4,500,868
5 1/2s, TBA, January 1, 2038		356,600,000	356,042,813
4 1/2s, with due dates from August 1, 2033 to
October 1, 2035		12,752,000	12,104,127
4s, with due dates from May 1, 2019 to
September 1, 2020		803,196	773,532
			395,472,779

Total U.S. government and agency mortgage obligations (cost $394,504,510)			$400,635,906

U.S. TREASURY OBLIGATIONS (4.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$42,182,000	$52,661,591
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		16,375,910	17,299,613
U.S. Treasury Strip zero %, November 15, 2024		98,235,000	44,962,651

Total U.S. treasury obligations (cost $103,604,504)			$114,923,855

ASSET-BACKED SECURITIES (13.5%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 5.555s, 2035		$720,000	$583,200
FRB Ser. 05-4, Class A2C, 5.075s, 2035		151,000	142,401
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 5.015s, 2036		478,000	401,095
FRB Ser. 06-HE3, Class A2C, 5.015s, 2036		429,000	371,656
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 6.615s, 2033		1,118,391	206,902
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		2,906,000	2,794,755
Ser. 04-1A, Class E, 6.42s, 2039		1,768,000	1,575,408
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 7.059s, 2033		121,547	21,878
FRB Ser. 06-W4, Class A2C, 5.025s, 2036		761,000	635,435
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 5.865s, 2033		1,138,000	887,640
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.055s, 2036		211,000	193,188
FRB Ser. 06-HE4, Class A5, 5.025s, 2036		540,000	448,200
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.649s, 2033		1,992,882	1,933,096
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.058s, 2011		3,310,000	3,287,260
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.115s, 2034		1,703,000	1,141,010
FRB Ser. 06-PC1, Class M9, 6.615s, 2035		885,000	136,622

FRB Ser. 05-HE1, Class M3, 5.795s, 2035		1,007,000	765,320
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.115s, 2036		1,582,000	244,221
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		4,599,551	3,152,849
Ser. 00-A, Class A2, 7.575s, 2030		990,796	644,737
Ser. 99-B, Class A4, 7.3s, 2016		4,953,753	2,944,466
Ser. 99-B, Class A3, 7.18s, 2015		7,337,802	4,598,738
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		1,000,000	1,011,211
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.108s, 2010		3,730,000	3,707,068
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.365s, 2035		1,384,000	318,320
FRB Ser. 05-HE4, Class M12, 6.915s, 2035		1,931,000	251,030
FRB Ser. 05-OPT1, Class M1, 5.285s, 2035		235,000	186,353
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032		25,351,426	21,041,684
Ser. 00-5, Class A7, 8.2s, 2032		492,000	417,640
Ser. 00-1, Class A5, 8.06s, 2031		3,607,231	3,030,637
Ser. 00-4, Class A5, 7.97s, 2032		1,471,488	1,200,047
Ser. 01-3, Class M2, 7.44s, 2033		455,020	29,576
Ser. 01-4, Class A4, 7.36s, 2033		1,680,156	1,697,919
Ser. 00-6, Class A5, 7.27s, 2031		582,323	545,596
Ser. 01-1, Class A5, 6.99s, 2032		13,589,852	12,848,882
Ser. 01-3, Class A4, 6.91s, 2033		21,166,164	20,390,319
Ser. 02-1, Class A, 6.681s, 2033		6,217,270	6,416,457
FRB Ser. 01-4, Class M1, 6.381s, 2033		2,391,000	1,151,903
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 5.385s, 2035		226,000	194,360
FRB Ser. 05-14, Class 3A2, 5.105s, 2036		156,390	145,350
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035		1,931	386
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		3,427,000	2,570,250
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		610,000	613,672
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
5.535s, 2035		410,000	311,600
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.015s, 2036		790,000	645,756
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.174s,
2038 (Cayman Islands)		1,229,000	503,890
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.195s, 2036		1,107,000	929,880
FRB Ser. 06-2, Class 2A3, 5.035s, 2036		1,320,000	1,089,000
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034 (In default) (NON)		304,481	761
Ser. 04-3, Class A, 4 1/2s, 2034 (In default) (NON)		7,092	35
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 6.865s,
2037 (Cayman Islands)		614,000	564,880
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		3,514,000	3,337,636
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	6,665,883	12,854,024
FRB Ser. 02-2, Class 1C, 6.43s, 2043 (United Kingdom)		$273,297	272,887
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	10,080,000	14,606,424
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$6,428,633	6,456,700
Ser. 94-4, Class B2, 8.6s, 2019		2,879,056	2,107,031
Ser. 93-1, Class B, 8.45s, 2018		2,393,029	2,164,890
Ser. 99-5, Class A5, 7.86s, 2030		27,754,535	24,979,113
Ser. 96-8, Class M1, 7.85s, 2027		2,979,000	2,700,562
Ser. 95-8, Class B1, 7.3s, 2026		2,796,090	2,531,407
Ser. 95-4, Class B1, 7.3s, 2025		2,737,142	2,747,508
Ser. 95-F, Class B2, 7.1s, 2021		436,847	434,662
Ser. 99-3, Class A7, 6.74s, 2031		3,957,000	3,855,400
Green Tree Home Improvement Loan Trust Ser. 95-D,
Class B2, 7.45s, 2025		347,459	291,139
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		13,542,379	12,601,834
Ser. 99-5, Class M1A, 8.3s, 2026		343,000	275,926
Ser. 99-5, Class A4, 7.59s, 2028		308,814	300,990
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		3,004,645	2,983,672
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.015s, 2036		1,965,000	1,477,849
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 6.865s, 2030 (Cayman Islands)		2,453,000	1,776,463
FRB Ser. 05-1A, Class E, 6.665s, 2030 (Cayman Islands)		537,087	451,153
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.195s, 2036		551,000	430,990
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 7.115s, 2035		690,000	96,600
FRB Ser. 06-FRE1, Class A4, 5.155s, 2035		470,000	408,947
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 5.075s, 2037		6,221,994	5,978,745
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 7.896s, 2036 (Cayman
Islands)		11,120,000	8,861,250
FRB Ser. 02-1A, Class FFL, 7.646s, 2037 (Cayman
Islands)		7,500,000	5,339,063
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 5.485s, 2035		1,150,000	690,000
FRB Ser. 06-4, Class 2A4, 5 1/8s, 2036		532,000	350,116
FRB Ser. 06-1, Class 2A3, 5.055s, 2036		602,000	541,800
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,

7.076s, 2039 (United Kingdom)	GBP	6,500,000	12,192,248
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.115s, 2032		$6,357,565	4,577,447
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.015s, 2036		278,000	223,275
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.208s, 2010		3,730,000	3,714,621
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)		6,769	1,624
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		1,045,298	936,204
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 8.065s, 2034		1,597,000	798,500
FRB Ser. 05-HE2, Class M5, 5.545s, 2035		720,000	396,000
FRB Ser. 05-HE1, Class M3, 5.385s, 2034		720,000	583,200
FRB Ser. 06-NC4, Class M2, 5.165s, 2036		1,007,000	392,730
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		340	339
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 1A,
Class C1A, 8.053s, 2038 (Cayman Islands)		2,000,000	1,826,600
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		587,562	574,318
Ser. 04-B, Class C, 3.93s, 2012		566,947	534,818
Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F) (g)		2,028,770	724,382
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F) (g)		2,649,208	784,870
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 6.915s, 2033		67,243	19,500
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.025s, 2036		663,000	576,876
FRB Ser. 06-2, Class A2C, 5.015s, 2036		663,000	555,538
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,207,507	778,863
Ser. 99-D, Class A1, 7.84s, 2029		6,995,142	5,944,506
Ser. 02-B, Class A4, 7.09s, 2032		2,913,683	2,711,963
Ser. 99-B, Class A4, 6.99s, 2026		7,850,352	7,340,079
Ser. 01-D, Class A4, 6.93s, 2031		171,805	126,483
Ser. 01-C, Class A2, 5.92s, 2017		8,677,107	3,875,179
Ser. 02-C, Class A1, 5.41s, 2032		10,556,494	9,342,328
Ser. 01-C, Class A1, 5.16s, 2012		777,468	315,951
Ser. 01-E, Class A2, 5.05s, 2019		6,321,588	4,804,407
Ser. 02-A, Class A2, 5.01s, 2020		464,113	407,746
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		711,656	614,089
FRB Ser. 01-B, Class A2, 5.403s, 2018		302,945	256,476
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.379s, 2018 (Ireland)		5,793,000	5,097,840
FRB Ser. 05-A, Class E, 9.479s, 2012 (Ireland)		1,317,000	1,228,366
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.365s, 2035		1,809,000	452,250
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 5.695s, 2036		465,000	327,825
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.365s, 2034		422,539	143,663
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034 (In default) (NON)		49,272	493
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 4.995s, 2036		1,065,000	959,768
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	6,492,000	12,727,473
FRB Ser. 3, Class 3C, 6.296s, 2042 (United Kingdom)		$3,300,000	3,244,019
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.055s, 2036		724,000	675,012
FRB Ser. 07-RZ1, Class A2, 5.025s, 2037		657,000	565,170
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 5.595s, 2035		1,635,000	1,152,675
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.615s, 2035		1,523,000	152,300
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		71,868	72,862
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		123,233	123
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)		491,904	14,757
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		73,702	7
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)
(In default) (NON)		415,971	42
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)		87,842	1,757
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		55,236	166
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		84,468	84
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		60,872	609
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		151,053	302
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands) (In default)
(NON)		1,883,265	188
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 5.515s, 2035		720,000	370,800

FRB Ser. 07-NC2, Class A2B, 5.005s, 2037	616,000	523,600
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 5.075s, 2036	1,124,000	820,520
FRB Ser. 06-FRE1, Class A2B, 5.045s, 2036	542,000	426,834
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.035s, 2036	532,000	495,093
FRB Ser. 06-3, Class A3, 5.025s, 2036	1,974,000	1,637,134
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.365s, 2036	1,086,000	97,740
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.087s, 2038 (Cayman Islands)	2,070,000	455,400
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5 1/8s, 2036	532,000	343,776
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.365s, 2035	2,060,000	103,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	10,923,437	10,650,351
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	3,688,000	2,980,052
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	2,403,000	1,774,111
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
5.185s, 2037	235,000	150,361
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.984s, 2044 (United Kingdom)	2,557,164	2,045,731

Total asset-backed securities (cost $376,791,016)		$346,452,734

SENIOR LOANS (7.4%)(a)(c)
	Principal amount	Value

Basic Materials (0.8%)
Aleris International, Inc. bank term loan FRN Ser. B,
7.003s, 2013	$1,091,729	$990,744
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2014	1,243,750	1,198,318
Domtar Corp. bank term loan FRN 6.403s, 2014 (Canada)	1,437,813	1,377,732
Georgia-Pacific Corp. bank term loan FRN Ser. B,
6.894s, 2013	3,831,750	3,647,347
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
6.906s, 2012	1,091,750	1,039,210
Hexion Specialty Chemicals, Inc. bank term loan FRN
7.188s, 2013	1,039,500	1,002,468
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 7.44s, 2013	84,575	81,562
Momentive Performance Materials, Inc. bank term loan
FRN 7 1/8s, 2013	742,500	709,618
NewPage Holding Corp. bank term loan FRN 8.688s, 2014	575,000	571,137
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	923,484	865,767
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	2,031,666	1,904,687
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.46s, 2012	5,555,000	5,348,232
Smurfit-Stone Container Corp. bank term loan FRN
5.22s, 2010	271,070	264,745
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.171s, 2011	280,180	273,642
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.154s, 2011	534,969	522,766
		19,797,975

Capital Goods (0.3%)
BPC Holding Corp. bank term loan FRN 7.16s, 2015	595,500	555,469
Graham Packaging Co., LP bank term loan FRN 7.498s,
2011	397,000	380,872
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 5.26s, 2014	41,931	39,782
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 7.168s, 2014	493,069	467,799
Hexcel Corp. bank term loan FRN Ser. B, 6.511s, 2012	1,796,015	1,760,094
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 6.726s, 2014	1,432,488	1,351,313
Polypore, Inc. bank term loan FRN Ser. B, 7.06s, 2014	417,858	403,233
Sequa Corp. bank term loan FRN 8 1/2s, 2014	765,000	750,656
Terex Corp. bank term loan FRN Ser. D, 6.948s, 2013	197,000	196,015
Transdigm, Inc. bank term loan FRN 6.858s, 2013	1,050,000	1,021,781
		6,927,014

Communication Services (0.5%)
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7s, 2012	2,500,000	2,452,500
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	1,921,265	1,799,814
Intelsat, Ltd. bank term loan FRN Ser. B, 7.225s, 2013
(Bermuda)	2,623,500	2,595,953
MetroPCS Wireless, Inc. bank term loan FRN 7.303s, 2013	987,500	947,451
PanAmSat Corp. bank term loan FRN Ser. B, 7.225s, 2013	2,623,500	2,569,624
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
6.83s, 2013	746,460	717,535
		11,082,877

Consumer Cyclicals (1.3%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	1,540,878	1,445,399
Allison Transmission bank term loan FRN Ser. B,
7.965s, 2014	1,080,000	1,007,679

Cenveo, Inc. bank term loan FRN Ser. B, 6.66s, 2014	970,439	925,557
Cenveo, Inc. bank term loan FRN Ser. DD, 6.66s, 2014	32,336	30,841
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	2,368,100	1,989,796
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.41s, 2014	885,000	773,269
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.07s, 2014	2,337,717	1,989,397
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.236s, 2014	872,283	742,313
Golden Nugget, Inc. bank term loan FRN Ser. B, 6.918s,
2014	404,091	379,845
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	230,909	217,055
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.85s, 2010	6,300,000	5,896,409
Isle of Capri Casinos, Inc. bank term loan FRN 6.741s,
2014	829,167	766,288
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	250,000	231,042
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.572s, 2014	331,667	306,515
Landsource, Inc. bank term loan FRN 7.725s, 2013	373,364	284,557
Lear Corp bank term loan FRN 7.604s, 2013	2,243,209	2,170,305
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.614s, 2013	1,432,764	1,313,584
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
6.939s, 2013	1,982,859	1,904,371
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.084s, 2011	1,117,111	1,033,328
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.188s, 2014	1,691,500	1,527,988
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.655s, 2013	427,500	313,500
Tribune Co. bank term loan FRN Ser. B, 7.91s, 2014	3,855,625	3,268,606
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.688s, 2014	758,100	737,884
United Components, Inc. bank term loan FRN Ser. D,
6.906s, 2012	1,793,262	1,721,531
Visant Holding Corp. bank term loan FRN Ser. C,
6.718s, 2010	1,393,665	1,364,050
		32,341,109

Consumer Staples (2.1%)
Affinion Group, Inc. bank term loan FRN Ser. B, 7.48s,
2013	3,445,460	3,304,771
Cablevision Systems Corp. bank term loan FRN 6.896s,
2013	4,863,375	4,589,377
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.214s, 2013	2,927,875	2,733,903
Charter Communications, Inc. bank term loan FRN
7.343s, 2014	900,000	813,000
Charter Communications, Inc. bank term loan FRN 6.99s,
2014	6,715,057	6,268,250
Cinemark, Inc. bank term loan FRN 6.668s, 2013	1,178,401	1,113,036
Citadel Communications bank term loan FRN Ser. B,
6.662s, 2014	1,705,000	1,541,959
Dean Foods Co. bank term loan FRN Ser. B, 6.95s, 2014	3,027,125	2,852,033
Gray Television, Inc. bank term loan FRN Ser. B,
6.73s, 2014	750,000	696,563
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	4,845,528	4,609,860
Insight Midwest, LP bank term loan FRN 7s, 2014	2,143,525	2,065,822
Jarden Corp. bank term loan FRN Ser. B1, 6.948s, 2012	1,074,936	1,036,119
Jarden Corp. bank term loan FRN Ser. B2, 6.948s, 2012	472,720	455,650
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.686s, 2015	2,199,656	2,045,680
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6.686s, 2015	534,600	493,550
MGM Studios, Inc. bank term loan FRN Ser. B, 8.448s,
2011	4,323,000	3,997,794
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	1,293,500	1,213,303
Prestige Brands, Inc. bank term loan FRN Ser. B,
6.978s, 2011	1,704,190	1,666,911
R.H. Donnelley, Inc. bank term loan FRN 6.543s, 2011	2,320,696	2,243,532
Rental Service Corp. bank term loan FRN 8 3/4s, 2013	2,045,000	1,898,441
Six Flags Theme Parks bank term loan FRN 7.249s, 2015	2,625,805	2,404,072
Spectrum Brands, Inc. bank term loan FRN 5.086s, 2013	75,952	73,254
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9.121s, 2013	1,498,403	1,446,708
Universal City Development Partners bank term loan FRN
Ser. B, 6.84s, 2011	3,780,377	3,700,044
Warner Music Group bank term loan FRN Ser. B, 7.071s,
2011	907,029	865,645
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.674s, 2012	321,587	294,252
		54,423,529

Energy (0.3%)
CR Gas Storage bank term loan FRN 7.323s, 2013	224,824	214,520
CR Gas Storage bank term loan FRN 6.741s, 2013	245,103	233,869
CR Gas Storage bank term loan FRN Ser. B, 7.323s, 2013	1,385,324	1,321,830
CR Gas Storage bank term loan FRN Ser. DD, 6.808s, 2013	152,294	145,314
Enterprise GP Holdings, LP bank term loan FRN 7.494s,

2014	1,000,000	994,375
EPCO Holding, Inc. bank term loan FRN Ser. A, 6.998s,
2012	1,000,000	976,667
Hercules Offshore, Inc. bank term loan FRN Ser. B,
6.99s, 2013	263,675	254,974
Meg Energy Corp. bank term loan FRN 7.2s, 2013 (Canada)	491,250	475,530
Meg Energy Corp. bank term loan FRN Ser. DD, 6.23s,
2013 (Canada) (U)	500,000	479,167
Petroleum Geo-Services ASA bank term loan FRN 6.95s,
2015 (Norway)	597,000	577,598
Western Refining, Inc. bank term loan FRN 6.559s, 2014	2,864,179	2,716,195
		8,390,039

Financial (0.2%)
Hub International, Ltd. bank term loan FRN Ser. B,
7.704s, 2014	569,036	537,739
Hub International, Ltd. bank term loan FRN Ser. DD,
7.334s, 2014 (U)	127,755	120,728
Nuveen Investments, Inc. bank term loan FRN Ser. B,
7.837s, 2014	1,635,000	1,616,023
Realogy Corp. bank term loan FRN 5.32s, 2013	849,519	739,554
Realogy Corp. bank term loan FRN Ser. B, 8.24s, 2013	3,155,356	2,746,914
		5,760,958

Health Care (0.7%)
Carestream Health, Inc. bank term loan FRN 7.113s, 2013	1,606,947	1,471,361
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.331s, 2014	2,380,464	2,287,973
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	121,079	116,375
Concentra, Inc. bank term loan FRN Ser. B, 7.448s, 2014	940,275	877,590
Davita, Inc. bank term loan FRN Ser. B, 6.706s, 2012	1,194,000	1,148,004
Health Management Associates, Inc. bank term loan FRN
6.943s, 2014	4,967,463	4,625,259
Healthsouth Corp. bank term loan FRN Ser. B, 7.747s,
2013	2,236,055	2,130,961
Hologic, Inc. bank term loan FRN Ser. B1, 7.432s, 2013	281,949	280,891
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.61s, 2014	1,397,012	1,302,714
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	76,312	72,051
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.066s, 2014	831,238	784,828
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.151s, 2014 (U)	286,169	270,191
LifePoint, Inc. bank term loan FRN Ser. B, 6.715s, 2012	1,191,232	1,132,946
Mylan, Inc. bank term loan FRN Ser. B, 8.479s, 2014	645,000	637,878
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
6.782s, 2012	478,333	458,601
Vanguard Health Systems, Inc. bank term loan FRN
7.448s, 2011	975,267	941,133
		18,538,756

Technology (0.5%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.953s, 2013	730,000	681,638
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.032s, 2013	197,250	191,456
AMI Semiconductor, Inc. bank term loan FRN 6.809s, 2012	2,513,307	2,437,908
Aspect Software, Inc. bank term loan FRN 7.936s, 2011	132,983	128,328
Compucom Systems, Inc. bank term loan FRN 8.33s, 2014	882,788	860,718
First Data Corp. bank term loan FRN Ser. B1, 7.635s,
2014	822,938	780,197
First Data Corp. bank term loan FRN Ser. B3, 7.635s,
2014	822,938	782,716
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.455s, 2014 (Singapore)	792,411	772,600
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.394s, 2014 (Singapore)	2,757,589	2,688,650
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.494s, 2013	171,429	168,857
Sabre Holdings Corp. bank term loan FRN 7.21s, 2014	1,117,579	1,017,505
SunGard Data Systems, Inc. bank term loan FRN 6.898s,
2014	2,431,625	2,345,251
Travelport bank term loan FRN 7.698s, 2013	27,034	25,602
Travelport bank term loan FRN Ser. B, 7.448s, 2013	134,733	127,596
		13,009,022

Transportation (0.2%)
Delta Airlines, Inc. bank term loan FRN 6.84s, 2012	283,500	268,333
Navistar Financial Corp. bank term loan FRN 6.953s,
2012	729,333	700,889
Navistar International Corp. bank term loan FRN
8.234s, 2012	2,005,667	1,927,446
United Airlines Corp. bank term loan FRN Ser. B,
7 1/8s, 2014	2,330,972	2,172,336
		5,069,004

Utilities & Power (0.5%)
Dynegy Holdings, Inc. bank term loan FRN 6.309s, 2013	3,090,000	2,895,586
Energy Future Holdings bank term loan FRN Ser. B2,
8.396s, 2014	2,185,000	2,144,033

Energy Future Holdings bank term loan FRN Ser. B3,
8.396s, 2014			2,915,000	2,863,160
Mirant North America, LLC. bank term loan FRN 6.572s,
2013			262,068	250,462
NRG Energy, Inc. bank term loan FRN 8s, 2014 (U)			730,000	724,134
NRG Energy, Inc. bank term loan FRN 6.948s, 2014			2,160,119	2,058,324
NRG Energy, Inc. bank term loan FRN 6.848s, 2014			899,026	856,659
Reliant Energy, Inc. bank term loan FRN 5.095s, 2014			1,820,000	1,710,800
				13,503,158

Total senior loans (cost $199,553,267)				$188,843,441

PURCHASED OPTIONS OUTSTANDING (2.2%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009. (F)	Jan-08/1.03	JPY	29,255,000,000	$209,466
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	35,950,000	507,549
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.16	EUR	25,130,000	478,435
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	35,950,000	135,416
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate of 4.16%
versus the six month EUR-EURIBOR-Telerate maturing
March 26, 2014.	Mar-12/4.16	EUR	25,130,000	170,974
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965		$7,000,000	16,450
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		84,303,000	580,005
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		103,636,000	749,288
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		81,033,000	2,267,303
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2013.	Apr-08/4.965		7,000,000	255,360
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16		84,303,000	3,717,762
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		103,636,000	4,864,674
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		81,033,000	4,384,696
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2018.	Apr-08/5.175		3,000,000	$19,950
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		42,824,000	296,342
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22		116,652,000	796,733
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		73,066,000	464,700
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		81,033,000	2,267,303
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45		114,275,000	481,098
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing

on April 29, 2018.	Apr-08/5.175		3,000,000	135,720
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		42,824,000	2,055,980
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22		116,652,000	5,636,625
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		73,066,000	3,594,847
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		81,033,000	4,384,696
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45		114,275,000	7,259,891
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.655% versus the three month USD-LIBOR-BBA
maturing on March 10, 2018.	Mar-08/4.655		12,324,000	209,262
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.84% versus the three month USD-LIBOR-BBA
maturing on March 11, 2018.	Mar-08/4.84		44,089,000	480,438
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20		21,412,000	153,738
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21		8,565,000	59,955
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 10, 2009.	Nov-09/5.37		81,033,000	2,231,649
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.655% versus the three month
USD-LIBOR-BBA maturing on March 10, 2018.	Mar-08/4.655		12,324,000	188,187
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.84% versus the three month
USD-LIBOR-BBA maturing on March 11, 2018.	Mar-08/4.84		44,089,000	1,040,941
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		21,412,000	1,008,291
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		8,565,000	408,551
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 10, 2009.	Nov-09/5.37		81,033,000	4,438,177

Total purchased options outstanding (cost $43,523,682)				$55,950,452

SHORT-TERM INVESTMENTS (5.6%)(a)
			Principal
			amount/shares	Value

Egypt Treasury Bills for an effective yield of zero %,
June 3, 2008		EGP	72,625,000	$12,753,760
Putnam Prime Money Market Fund (e)			71,505,138	71,505,138
Short-term investments held as collateral for loaned
securities with yields ranging from 1.00% to 6.50% and
due dates ranging from January 2, 2008 to
February 22, 2008 (d)			$18,471,007	18,429,850
U.S. Treasury Bills with effective yields ranging from
2.90% to 4.005%, March 27, 2008 (SEG)			15,126,000	14,985,404
Windmill Funding Corp. for an effective yield
of 5.00%, January 10, 2008			25,000,000	24,968,750

Total short-term investments (cost $142,661,094)				$142,642,902

TOTAL INVESTMENTS

Total investments (cost $2,868,824,945) (b)				$2,948,914,246

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/07 (aggregate face value $363,682,725) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$114,331,147	$116,007,166	1/16/08	$(1,676,019)
British Pound	17,035	17,105	3/19/08	(70)
Canadian Dollar	19,621,094	19,390,102	1/16/08	230,992
Danish Krone	2,102,655	2,104,573	3/19/08	(1,918)
Euro	68,512,689	68,711,363	3/19/08	(198,674)
Indian Rupee	7,482,139	7,469,747	2/20/08	12,392
Malaysian Ringgit	8,210,182	8,167,566	2/20/08	42,616
Mexican Peso	13,802,114	13,754,857	1/16/08	47,257
Norwegian Krone	111,638,110	110,481,928	3/19/08	1,156,182
Polish Zloty	16,471,275	16,579,699	3/19/08	(108,424)
Swedish Krona	340,626	337,971	3/19/08	2,655
Swiss Franc	671,408	660,648	3/19/08	10,760

Total				$(482,251)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/07 (aggregate face value $765,809,841) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,640,321	$12,638,888	1/16/08	$(1,433)
British Pound	126,561,253	129,636,734	3/19/08	3,075,481
Canadian Dollar	78,446,895	78,707,841	1/16/08	260,946
Euro	145,378,717	146,641,390	3/19/08	1,262,673
Hungarian Forint	15,264,299	15,268,698	3/19/08	4,399
Japanese Yen	205,168,157	202,128,417	2/20/08	(3,039,740)
Korean Won	3,735,506	3,858,428	2/20/08	122,922
Norwegian Krone	12,875,732	12,701,721	3/19/08	(174,011)
South African Rand	13,292,049	12,991,957	1/16/08	(300,092)
Swedish Krona	123,896,704	124,736,376	3/19/08	839,672
Swiss Franc	26,613,252	26,462,805	3/19/08	(150,447)
Taiwan Dollar	36,426	36,586	2/20/08	160

Total				$1,900,530

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	983	$605,599,299	Mar-08	$642,603
Canadian Government Bond 10 yr (Long)	49	5,672,489	Mar-08	(11,807)
Euro-Bobl 5 yr (Short)	192	30,257,719	Mar-08	376,570
Euro-Bund 10 yr (Short)	271	44,753,070	Mar-08	620,925
Euro-Dollar 90 day (Long)	3,360	809,340,000	Sep-09	9,325,898
Euro-Dollar 90 day (Short)	5,388	1,296,554,850	Jun-08	(12,892,789)
Euro-Dollar 90 day (Short)	3,362	811,166,550	Sep-08	(9,750,232)
Euro-Schatz 2 yr (Long)	5,282	797,044,247	Mar-08	(2,527,997)
Japanese Government Bond 10 yr (Long)	248	304,595,386	Mar-08	1,554,883
Japanese Government Bond 10 yr - Mini (Long)	2	245,552	Mar-08	1,573
U.K. Gilt 10 yr (Long)	362	79,203,936	Mar-08	78,024
U.S. Treasury Bond 20 yr (Long)	3,028	352,383,500	Mar-08	(2,203,825)
U.S. Treasury Note 2 yr (Short)	837	175,979,250	Mar-08	(516,636)
U.S. Treasury Note 5 yr (Short)	1,215	133,991,719	Mar-08	(728,441)
U.S. Treasury Note 10 yr (Short)	886	100,464,094	Mar-08	(615,010)

Total				$(16,646,261)

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $42,065,324) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	5,820,000	Mar-12/4.40	$137,910
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	5,270,000	Mar-17/4.56	167,964
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	5,820,000	Mar-12/4.40	474,229
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	5,270,000	Mar-17/4.56	421,873
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing on
March 14, 2018.		$336,858,000	Mar-08/4.775	7,016,752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		29,188,000	Dec-08/5.00	1,202,546
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		21,412,000	May-12/5.51	1,193,505
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.775% versus the three month USD-LIBOR-BBA maturing
on March 14, 2018.		336,858,000	Mar-08/4.775	4,382,523
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.		29,188,000	Dec-08/5.00	706,350
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		21,412,000	May-12/5.51	956,474
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.775% versus the three month USD-LIBOR-BBA
maturing on March 14, 2018.		449,145,000	Mar-08/4.775	9,355,690
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		10,706,000	May-12/5.515	599,643
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		4,282,500	May-12/5.52	240,163
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.775% versus the three month
USD-LIBOR-BBA maturing on March 14, 2018.		449,145,000	Mar-08/4.775	5,843,376
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		10,706,000	May-12/5.515	476,738
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		4,282,500	May-12/5.52	189,972
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		200,144,000	Jul-08/5.83	17,680,720
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		200,144,000	Jul-08/5.83	474,341

Total				$51,520,769

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$62,025

	185,536,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	4,838,714

	42,000,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	(435,231)

Citibank, N.A.
AUD	51,020,000		12/11/17	6 month AUD-BBR-BBSW	7.04%	(633,811)

AUD	51,020,000		12/14/17	6 month AUD-BBR-BBSW	7.0875%	(509,929)

	$70,920,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,753,203)

	59,890,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(3,172,014)

JPY	4,864,700,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(1,261,066)

	$21,000,000		9/17/09	3 month USD-LIBOR-BBA	4.765%	550,959

	148,961,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(2,521,868)

	124,384,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(2,250,063)

	62,086,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(2,070,756)

	60,418,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(526,145)

Citibank, N.A., London
EUR	57,570,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	371,883

JPY	6,200,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	1,339,819

JPY	59,657,639,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(128,952)

Credit Suisse First Boston International
	$42,918,600		7/9/14	4.945%	3 month USD-LIBOR-BBA	(1,873,489)

Credit Suisse International
EUR	120,880,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	9,380,572

GBP	6,726,000	(F)	4/3/36	16,944,346 GBP at maturity	6 month GBP-LIBOR-BBA	1,402,931

	$2,584,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(128,938)

	4,600,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	230,701

GBP	24,550,000		11/9/17	5.27125%	6 month GBP-LIBOR-BBA	(884,384)

	$34,608,470		11/6/17	4.97021%	3 month USD-LIBOR-BBA	(844,640)

Deutsche Bank AG
ZAR	52,785,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(247,230)

	$7,300,000		11/7/17	3 month USD-LIBOR-BBA	5.056%	228,461

	10,536,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	528,406

	24,344,349		8/2/32	5.86%	3 month USD-LIBOR-BBA	(3,328,545)

	21,693,259		8/2/22	3 month USD-LIBOR-BBA	5.7756%	2,388,174

Goldman Sachs Capital Markets, L.P.
	24,344,349		8/12/32	5.689%	3 month USD-LIBOR-BBA	(2,714,060)

	21,693,259		8/12/22	3 month USD-LIBOR-BBA	5.601%	1,969,724

	48,888,992		8/1/32	5.919%	3 month USD-LIBOR-BBA	(7,106,536)

	43,565,000		8/1/22	3 month USD-LIBOR-BBA	5.845%	5,125,959

Goldman Sachs International
AUD	53,760,000		12/21/09	7.385%	3 month AUD-BBR-BBSW	58,551

AUD	12,080,000		12/21/17	7.10%	6 month AUD-BBR-BBSW	57,913

AUD	48,320,000		12/21/12	6 month AUD-BBR-BBSW	7.42%	(167,931)

JPY	3,003,000,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(942,034)

	$300,300,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(6,002,997)

	329,900,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	3,427,661

	93,119,100		9/21/17	5.149%	3 month USD-LIBOR-BBA	(4,783,761)

	333,932,000		9/21/09	3 month USD-LIBOR-BBA	4.60%	7,773,102

	4,600,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	(203,219)

	9,430,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	(387,790)

	12,940,000		9/14/09	3 month USD-LIBOR-BBA	4.717%	324,292

AUD	120,030,000	(E)	11/24/10	3 month AUD-BBR-BBSW	7.425%	(316,858)

	$219,058,200		9/19/09	3 month USD-LIBOR-BBA	4.763%	5,792,080

JPMorgan Chase Bank, N.A.
	138,200,000		12/11/17	3 month USD-LIBOR-BBA	4.65%	(344,454)

	49,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	(308,100)

	22,600,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,853,847

	316,231,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	907,781

	102,399,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(7,736,792)

	40,100,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	776,628

JPY	21,270,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(6,060,620)

	$46,090,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,841,812)

	649,451,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(8,788,293)

	113,000,000		5/10/15	3 month USD-LIBOR-BBA	4.687%	1,551,764

	33,130,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,253,646)

	15,300,000		8/13/12	3 month USD-LIBOR-BBA	5.2%	876,261

	3,640,000		11/7/17	3 month USD-LIBOR-BBA	5.05771%	114,437

	171,199,000		10/30/12	4.68375%	3 month USD-LIBOR-BBA	(3,707,279)

	12,715,000		8/29/17	5.2925%	3 month USD-LIBOR-BBA	(802,770)

	263,238,000		11/30/17	4.705%	3 month USD-LIBOR-BBA	(617,257)

	5,812,000		8/29/17	5.263%	3 month USD-LIBOR-BBA	(354,100)

	62,800,000		9/11/27	5.27%	3 month USD-LIBOR-BBA	(3,121,416)

	62,086,000		11/9/17	5.0895%	3 month USD-LIBOR-BBA	(2,106,152)

	60,418,000		11/9/09	4.3975%	3 month USD-LIBOR-BBA	(538,540)

	6,961,000		9/27/17	5.2335%	3 month USD-LIBOR-BBA	(405,567)

	126,203,300		9/21/17	5.15%	3 month USD-LIBOR-BBA	(6,493,826)

	452,683,600		9/21/09	3 month USD-LIBOR-BBA	4.6125%	10,648,124

Lehman Brothers Special Financing, Inc.
EUR	237,480,000		12/18/09	6 month EUR-EURIBOR-Reuters	4.662%	424,348

GBP	24,550,000		12/4/17	6 month GBP-LIBOR-BBA	5.105%	235,417

	$229,100,000		12/11/17	3 month USD-LIBOR-BBA	4.839%	3,066,726

GBP	3,760,000		12/28/37	4.755%	6 month GBP-LIBOR-BBA	(108,686)

GBP	15,200,000		12/27/17	6 month GBP-LIBOR-BBA	5.11%	226,329

GBP	13,510,000		12/27/12	5.1825%	6 month GBP-LIBOR-BBA	(94,168)

EUR	56,800,000		12/18/17	4.712%	6 month EUR-EURIBOR-Reuters	(299,517)

JPY	12,649,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	(1,394,938)

	$10,793,000		8/3/36	3 month USD-LIBOR-BBA	5.67%	1,237,928

	19,202,000		8/3/08	5.425%	3 month USD-LIBOR-BBA	(385,193)

	18,023,000		8/3/16	3 month USD-LIBOR-BBA	5.5675%	1,551,166

	46,641,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	2,909,106

GBP	6,285,000	(F)	3/15/36	15,214,937.50 GBP at
				maturity	6 month GBP-LIBOR-BBA	1,709,462

	$145,451,000		6/14/17	3 month USD-LIBOR-BBA	5.8725%	13,809,754

EUR	19,030,000		8/1/17	6 month EUR-EURIBOR-
				Telerate	4.719%	60,963

	$15,385,000		3/15/17	5.043%	3 month USD-LIBOR-BBA	(682,779)

	175,332,000		3/15/09	4.9298%	3 month USD-LIBOR-BBA	(3,983,931)

JPY	5,475,700,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(1,023,895)

	$16,000,000		9/17/17	3 month USD-LIBOR-BBA	5.131%	797,815

	11,783,000		9/11/17	5.0525%	3 month USD-LIBOR-BBA	(509,020)

	1,690,000		11/7/17	3 month USD-LIBOR-BBA	5.05521%	52,787

	274,079,000		8/31/09	3 month USD-LIBOR-BBA	4.89%	7,690,428

	5,330,000		9/14/17	3 month USD-LIBOR-BBA	5.055%	232,206

	155,441,000		10/26/12	4.61375%	3 month USD-LIBOR-BBA	(2,714,750)

	126,203,300		9/24/17	5.285%	3 month USD-LIBOR-BBA	(7,888,320)

	274,075,000		9/4/09	3 month USD-LIBOR-BBA	4.836%	7,360,566

	57,894,000		9/4/27	5.4475%	3 month USD-LIBOR-BBA	(4,218,933)

	297,315,000		9/11/09	3 month USD-LIBOR-BBA	4.6525%	6,989,064

	57,895,000		8/31/27	5.4925%	3 month USD-LIBOR-BBA	(4,590,740)

	42,650,000		7/2/12	3 month USD-LIBOR-BBA	5.522%	3,074,052

GBP	24,550,000		11/9/17	5.275%	6 month GBP-LIBOR-BBA	(898,300)

	$60,418,000		11/9/09	4.403%	3 month USD-LIBOR-BBA	(545,062)

	62,086,000		11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,993,000)

	238,882,000		6/12/17	3 month USD-LIBOR-BBA	5.717%	19,776,065

	149,371,600		9/19/09	3 month USD-LIBOR-BBA	4.755%	3,925,211

	452,683,600		9/24/09	3 month USD-LIBOR-BBA	4.695%	11,437,114

Merrill Lynch Capital Services, Inc.
JPY	3,003,000,000		6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(1,036,005)

	$146,535,000		10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,577,520)

	42,339,343		8/1/12	5.204%	3 month USD-LIBOR-BBA	(2,429,071)

	43,565,000		8/1/22	3 month USD-LIBOR-BBA	5.845%	5,125,959

	21,693,259		8/12/22	3 month USD-LIBOR-BBA	5.601%	1,969,724

	21,082,941		8/13/12	4.94%	3 month USD-LIBOR-BBA	(957,483)

Merrill Lynch Derivative Products AG
JPY	1,501,500,000		6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(530,474)

Morgan Stanley Capital Services, Inc.
EUR	15,500,000	(E)	3/3/38	6 month EUR-EURIBOR-Reuters	4.785%	(359,817)

EUR	30,990,000	(E)	3/5/18	6 month EUR-EURIBOR-Reuters	4.5375%	652,439

EUR	55,690,000	(E)	3/4/13	4.315%	6 month EUR-EURIBOR-Reuters	824,457

EUR	130,740,000	(E)	3/3/10	6 month EUR-EURIBOR-Reuters	4.265%	(715,801)

	$1,987,000		8/29/17	5.26021%	3 month USD-LIBOR-BBA	(120,603)

EUR	15,500,000	(E)	2/12/38	6 month EUR-EURIBOR-Reuters	4.71%	(627,304)

EUR	130,740,000	(E)	2/12/10	6 month EUR-EURIBOR-Reuters	4.305%	(648,993)

EUR	30,990,000	(E)	2/12/18	4.525%	6 month EUR-EURIBOR-Reuters	699,041

EUR	55,690,000	(E)	2/12/13	4.355%	6 month EUR-EURIBOR-Reuters	701,683

EUR	30,990,000	(E)	2/12/18	4.54%	6 month EUR-EURIBOR-Reuters	646,557

	$15,000,000		5/17/12	3 month USD-LIBOR-BBA	5.7775%	1,005,025

	2,000,000		10/2/10	6.94%	3 month USD-LIBOR-BBA	(166,342)

EUR	15,500,000	(E)	2/11/38	6 month EUR-EURIBOR-Reuters	4.70%	(662,380)

EUR	55,690,000	(E)	2/11/13	4.38%	6 month EUR-EURIBOR-Reuters	613,871

EUR	130,740,000	(E)	2/11/10	6 month EUR-EURIBOR-Reuters	4.37%	(419,937)

Total						$28,126,996

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$73,010,000	(F)	5/2/08	10 bp plus	The spread	$(1,735,375)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

	55,460,000		3/3/08	(Banc	The spread	--
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 250 bp)

	48,220,000	(F)	5/2/08	Banc of America	The spread	(176,678)
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor

Citibank, N.A.
	68,800,000	(F)	5/2/08	12.5 bp plus	The spread	(1,619,304)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	6,726,000		4/3/36	10,192,422 GBP	GBP Non-revised	(1,307,826)
				at maturity	Retail Price
Index

GBP	18,070,000		9/25/12	3,056,645 GBP at	GBP Non-revised	356,548
				maturity	Retail Price
Index

Deutsche Bank AG
	$33,325,000	(F)	2/1/08	(75 bp minus	The spread	582,621
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	33,325,000	(F)	2/1/08	30 bp plus	The spread	(410,897)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
EUR	36,140,000		12/14/12	2.3775%	Eurostat	(50,091)
Eurozone HICP
excluding tobacco

	$6,497,000		9/15/11	678 bp (1 month	Ford Credit Auto	63,380
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	110,480,000	(F)	5/1/08	10 bp plus	The spread	2,935,675
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

EUR	36,140,000		11/23/12	2.365%	Eurostat	(120,060)
Eurozone HICP
excluding tobacco

GBP	18,070,000		10/16/12	3.09%	GBP Non-revised	313,615
UK Retail Price
Index excluding
tobacco

GBP	18,070,000		9/20/12	3.170%	GBP Non-revised	349,482
UK Retail Price

Index excluding
tobacco

GBP	18,070,000		9/13/12	3.110%	GBP Non-revised	253,875
UK Retail Price
Index excluding
tobacco

	$419,347,000		2/1/08	(Beginning	The spread	7,475,156
				of period nominal	return of Lehman
				spread of Lehman	Brothers Aaa
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 25 bp)

	61,130,000		1/1/08	(10 bp plus	The spread	3,194,697
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
	32,453,000	(F)	4/30/08	110 bp plus Banc	The spread	415,398
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	49,000,000	(F)	4/30/08	Change in spread	The spread	(87,563)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 47.5 bp

	20,935,000	(F)	3/1/08	(Beginning	The spread	236,419
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 115 bp)

	9,572,000	(F)	2/1/08	(Beginning	The spread	156,244
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 50 bp)

	9,572,000	(F)	2/1/08	25 bp plus	The spread	(128,944)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	38,200,000	(F)	8/1/08	Change in spread	The spread	(503,400)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
	51,410,000		7/2/08	(Beginning	The spread	--
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 225 bp)

	53,898,000		6/2/08	(Beginning	The spread	--
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	74,994,500		6/1/08	(Beginning	The spread	(391,621)
				of period nominal	return of Lehman

				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 500 bp)

	88,760,000	(F)	6/2/08	(Beginning	The spread	(1,600,698)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 300 bp)

	40,403,000		5/1/08	195 bp plus	The spread	386,750
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	17,600,000		6/1/08	(20 bp plus	The spread	(349,501)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

GBP	36,140,000	(F)	11/16/12	199,999 GBP at	GBP Non-revised	803,424
				maturity	UK Retail Price
Index excluding
tobacco

	$35,200,000		5/1/08	(Beginning	The spread	(373,155)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 175 bp)

	160,380,000		5/1/08	(Beginning	The spread	(918,496)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 218.75 bp)

EUR	36,140,000	(F)	11/12/12	(4,460,694 EUR	Eurostat	(290,204)
				at maturity)	Eurozone HICP
excluding tobacco

EUR	36,140,000	(F)	11/9/12	(4,510,302 EUR	Eurostat	(242,716)
				at maturity)	Eurozone HICP
excluding tobacco

	$352,420,000		5/1/08	15 bp plus	The spread	(2,961,739)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	161,578,000		5/1/08	50 bp plus	The spread	(2,736,970)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	16,991,000		4/1/08	Beginning	The spread	(403,941)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 10 bp

GBP	18,070,000	(F)	10/9/12	(3,002,949 GBP	GBP Non-revised	416,059
				at maturity)	UK Retail Price
Index

	$17,969,000		3/1/08	(2.5 bp plus	The spread	312,096
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by

			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	75,517,000	3/1/08	Beginning	The spread	(925,748)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 70 bp

	15,703,000	3/1/08	(Beginning	The spread	219,401
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 120 bp)

	980,000	2/1/08	(Beginning	The spread	15,780
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 45 bp)

	33,317,000	2/1/08	Beginning	The spread	(507,368)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 50 bp

	66,331,000	2/1/08	57.5 bp plus	The spread	(1,237,146)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

GBP	6,285,000 (F)	3/15/36	9,512,647 GBP at	GBP Non-revised	(1,331,092)
			maturity	Retail Price
Index

	$16,001,000	1/1/08	(5 bp plus	The spread	814,744
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	69,230,000	1/1/08	(Beginning	The spread	3,638,092
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

	69,230,000	1/1/08	(10 bp plus	The spread	3,600,978
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Morgan Stanley & Co. International Limited
	117,500,000	2/1/08	100 bp plus	The spread	(2,201,716)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services, Inc.
EUR	38,640,000	12/20/12	2.395%	Eurostat	(57,373)
Eurozone HICP
excluding tobacco

GBP	28,980,000	11/14/12	3.12625%	GBP Non-revised	481,911
UK Retail Price
Index excluding
tobacco

	$24,620,000 (F)	4/30/08	120 bp plus Banc	The spread	329,096
			of America	return of Banc

				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	13,000,000	(F)	5/2/08	10 bp plus Banc	The spread	(6,331)
				of America	return of Banc
				Securities AAA	of America
				10 yr Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor

	39,530,000	(F)	4/30/08	Change in spread	The spread	(192,116)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

	67,189,000	(F)	1/31/08	(Beginning	The spread	1,012,135
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 25 bp)

	37,519,000		1/31/08	50 bp plus	The spread	(460,846)
				change in spread	return of Lehman
				of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

	141,534,000	(F)	1/31/08	Change in spread	The spread	(3,013,401)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 110 bp	duration factor

	28,493,000		1/31/08	Change in spread	The spread	(423,312)
				of Banc	return of Banc
				of America	of America
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

	28,493,000		1/31/08	Change in spread	The spread	(766,772)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 70 bp	duration factor

	150,900,000	(F)	1/31/08	40 bp plus	The spread	(3,499,522)
				beginning	return of Lehman
				of period nominal	Brothers Aaa
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Total						$(2,668,346)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$560,000	12/20/08	550 bp	$(9,445)

DJ ABX NA CMBX BBB
Index (F)	623	906,000	10/12/52	(134 bp)	181,674

DJ CDX NA HY Series 9
Index	55,890	29,808,000	12/20/12	(375 bp)	1,337,634

Financial Security
Assurance Inc.	--	2,480,000	12/20/12	95 bp	6,018

Ford Motor Co., 7.45%,
7/16/31	--	2,000,000	3/20/12	(525 bp)	135,660

Ford Motor Credit Co.,
7%, 10/1/13	--	6,000,000	3/20/12	285 bp	(646,260)

Idearc, Inc, T/L B	--	2,400,000	6/20/12	(152 bp)	78,512

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	7,850,000	6/20/12	(89 bp)	217,628

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	1,030,000	6/20/11	(101 bp)	(1,974)

XL Capital Assurance
Inc.	--	1,270,000	12/20/12	400 bp	(98,764)

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15 (F)	--	285,000	6/20/12	230 bp	(45,039)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB
Index (F)	5,266	1,087,299	10/12/52	(134 bp)	222,547

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13 (F)	--	560,000	12/20/08	825 bp	4,802

Abitibibowater Inc.,
6 1/2%, 6/15/13 (F)	--	570,000	12/20/08	725 bp	(2,398)

Abitibibowater Inc.,
6 1/2%, 6/15/13 (F)	--	560,000	12/20/08	800 bp	1,569

DJ ABX HE A Index	11,045,115	15,556,500	1/25/38	369 bp	421,581

DJ ABX HE AAA Index	2,706,831	9,333,900	1/25/38	76 bp	341,621

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	960,000	9/20/12	495 bp	(63,283)

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--	4,715,000	10/20/11	194 bp	(4,301)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12 (F)	--	870,000	6/20/09	165 bp	(26,343)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	610,000	6/20/17	297 bp	(69,022)

Freeport-McMoRan Copper
& Gold, Inc.	--	2,439,300	3/20/12	(82 bp)	(17,623)

Freeport-McMoRan Copper
& Gold, Inc.	--	2,440,000	3/20/12	41 bp	(20,187)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--	1,475,000	3/20/12	(64 bp)	65,926

Republic of Peru,
8 3/4%, 11/21/33	--	2,500,000	4/20/17	125 bp	(30,312)

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	14,727,000	6/20/12	22 bp	(626,290)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	12,725,000	12/20/12	61.56 bp	(333,468)

Ford Motor Credit Co.
LLC., 7.25%, 10/25/11	--	6,960,000	9/20/10	(587 bp)	138,899

Republic of Argentina,
8.28%, 12/31/33	--	2,875,000	8/20/12	(380 bp)	15,764

Republic of Brazil,
12 1/4%, 3/6/30	--	3,770,000	10/20/17	105 bp	(82,306)

Republic of Indonesia,
6.75%, 2014	--	2,130,000	9/20/16	292 bp	137,563

Republic of Peru,
8 3/4%, 11/21/33	--	2,500,000	4/20/17	126 bp	(36,235)

Republic of Turkey,
11 7/8%, 1/15/30	--	3,735,000	6/20/14	195 bp	(1,409)

Republic of Venezuela,
9 1/4%, 9/15/27	--	2,420,000	6/20/14	220 bp	(288,002)

Russian Federation,
7 1/2%, 3/31/30	--	4,605,000	6/20/17	61 bp	(142,878)

Russian Federation,
7.5%, 3/31/30	--	3,115,000	8/20/17	86 bp	(31,200)

United Mexican States,
7.5%, 4/8/33	--	2,230,000	4/20/17	66 bp	(27,938)

United Mexican States,
7.5%, 4/8/33	--	6,115,000	3/20/14	56 bp	(56,060)

Goldman Sachs International
Advanced Micro Devices,
7 3/4%, 11/1/12 (F)	--	1,715,000	3/20/09	515 bp	37,908

Any one of the
underlying securities
in the basket of BB
CMBS securities (F)	--		28,743,000	(a)	2.461%	1,456,804

DJ ABX HE A Index	2,358,761		3,520,000	1/25/38	369 bp	(68,235)

DJ ABX HE AAA Index	827,274		3,520,000	1/25/38	76 bp	(87,554)

DJ CDX NA CMBX AAA Index	211,407		5,780,000	3/15/49	7 bp	36,933

DJ CDX NA HY Series 9
Index	1,999,600		49,990,000	12/20/12	375 bp	(149,970)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		12,551,000	12/20/10	108.65 bp	(228,527)

DJ CDX NA IG Series 8
Index	453,933		30,190,000	6/20/12	35 bp	(174,723)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		96,265,000	6/20/12	(2.75 bp)	541,000

General Motors Corp.,
7 1/8%, 7/15/13	--		5,930,000	9/20/08	620 bp	86,558

General Motors Corp.,
7 1/8%, 7/15/13	--		1,260,000	9/20/08	620 bp	18,392

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		4,785,000	9/20/17	(67.8 bp)	98,915

Merrill Lynch & Co.,
5%, 1/15/15	--		4,785,000	9/20/12	48 bp	(155,576)

Merrill Lynch & Co.,
5%, 1/15/15	--		4,785,000	9/20/17	(59.8 bp)	136,998

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	2,480,000	12/20/10	(340 bp)	(23,627)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	--		$12,886,000	12/20/10	105.5 bp	(246,101)

DJ CDX NA IG Series 9
Index	--		42,530,000	12/20/12	(13.55 bp)	85,673

DJ CDX NA IG Series 9
Index 30-100% tranche	--		40,125,000	12/20/12	(5.8 bp)	222,031

Freeport-McMoRan Copper
& Gold, Inc.	--		4,878,600	3/20/12	(85 bp)	(34,069)

Idearc, Inc T/L B L	--		2,400,000	6/20/12	79 bp	(138,904)

Republic of Argentina,
8.28%, 12/31/33	--		2,860,000	6/20/14	235 bp	(355,787)

Republic of Indonesia,
6.75%, 3/10/14	--		3,925,000	6/20/17	171.5 bp	(89,483)

Republic of Turkey,
11 7/8%, 1/15/30	--		4,010,000	5/20/17	230 bp	(3,948)

Republic of Turkey,
11 7/8%, 1/15/30	--		2,960,000	5/20/17	244 bp	25,831

Russian Federation,
7 1/2%, 3/31/30	--		1,955,000	5/20/17	60 bp	(60,468)

Russian Federation,
7.5%, 3/31/30	--		3,115,000	8/20/17	85 bp	(33,662)

Russian Federation,
7.5%, 3/31/30	--		4,675,000	8/20/12	65 bp	(33,560)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12 (F)	--		3,430,000	3/20/09	525 bp	80,406

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		4,785,000	9/20/17	(77 bp)	219,121

Community Health
Systems, 8 7/8%, 7/15/15	--		858,000	12/20/12	360 bp	(17,838)

DJ ABX HE A Index	2,451,265		3,527,000	1/25/38	369 bp	33,440

DJ ABX HE A Index	2,358,761		3,520,000	1/25/38	369 bp	(54,091)

DJ ABX HE AAA Index	1,804,554		6,222,600	1/25/38	76 bp	232,902

DJ ABX HE AAA Index	987,560		3,527,000	1/25/38	76 bp	96,992

DJ ABX HE AAA Index	827,274		3,520,000	1/25/38	76 bp	(61,178)

DJ ABX NA CMBX BBB
Index (F)	667		161,825	10/12/52	(134 bp)	33,005

DJ CDX NA CMBX AA Index
(F)	(14,829)		468,000	3/15/49	(15 bp)	29,012

DJ CDX NA CMBX AAA Index	299,047		5,410,000	12/13/49	8 bp	102,978

DJ CDX NA HY Series 8
Index 35-60% tranche	--		33,227,000	6/20/12	104 bp	(1,401,869)

DJ CDX NA HY Series 8
Index 35-60% tranche	--		175,133,000	6/20/12	95 bp	(8,048,350)

DJ CDX NA HY Series 9
Index	100,000		80,000,000	12/20/12	(375 bp)	3,540,001

DJ CDX NA HY Series 9
Index 25-35% tranche	--		125,100,000	12/20/10	171 bp	(71,307)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		50,900,000	12/20/10	90 bp	(1,195,132)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		50,900,000	12/20/10	104.5 bp	(986,527)

DJ CDX NA HY Series 9
Index, 25-35% tranche	--		47,470,000	12/20/10	163 bp	(121,286)

DJ CDX NA IG Series 8
Index 30-100% tranche	--		49,036,900	6/20/12	(3.125 bp)	295,378

DJ CDX NA IG Series 8
Index 30-100% tranche	--		185,698,100	6/20/12	(8 bp)	725,375

DJ LCDX NA Series 9.1
Index 15-100% tranche	--		12,725,000	12/20/12	59.3 bp	(234,291)

Fed Republic of Brazil,
12.25%, 3/6/30	--		515,000	8/20/12	113 bp	5,114

Fed Republic of Brazil,
12.25%, 3/6/30	--		515,000	8/20/12	120 bp	6,668

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		2,329,000	6/20/10	(228 bp)	138,645

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		2,329,000	6/20/12	355 bp	(247,635)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		3,525,000	9/20/12	45.5 bp	(31,402)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		4,785,000	9/20/17	(58 bp)	(4,897)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		4,785,000	9/20/12	48 bp	(100,150)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		4,785,000	9/20/17	(60.5 bp)	88,417

Republic of Argentina,
8.28%, 12/31/33	--		4,060,000	5/20/17	296 bp	(578,690)

Republic of Argentina,
8.28%, 12/31/33	--		1,435,000	9/20/12	(469 bp)	(31,603)

Republic of Ecuador,
10%, 8/15/30	--		2,290,000	5/20/12	540 bp	14,348

Republic of Ecuador,
10%, 8/15/30	--		2,295,000	6/20/12	600 bp	52,014

Republic of Ecuador,
10%, 8/15/30	--		1,375,000	5/20/12	540 bp	8,615

Republic of Peru,
8 3/4%, 11/21/33	--		5,045,000	10/20/16	215 bp	280,251

Republic of Turkey,
11 7/8%, 1/15/30	--		5,740,000	5/20/17	228 bp	(4,770)

Republic of Venezuela,
9 1/4%, 9/15/27	--		4,830,000	5/20/08	(130 bp)	(3,220)

Republic of Venezuela,
9 1/4%, 9/15/27	--		4,830,000	5/20/12	183 bp	(398,064)

Transocean, Inc.,
7 3/8%, 4/15/18	--		1,000,000	3/20/18	(78.5 bp)	15,421

United Mexican States,
7.5%, 4/8/33	--		2,705,000	4/20/17	67 bp	(31,807)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,060,000	12/20/10	(357 bp)	(17,378)

XL Capital Assurance
Inc.	--		$3,700,000	12/20/12	400 bp	(287,737)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--		4,865,000	6/20/12	(150 bp)	(43,761)

D.R. Horton Inc.,
7 7/8%, 8/15/11	--		3,320,000	9/20/11	(426 bp)	(38,866)

General Motors Corp.,
7 1/8%, 7/15/13	--		4,125,000	9/20/08	500 bp	23,664

Pulte Homes Inc.,
5.25%, 1/15/14	--		3,111,000	9/20/11	(482 bp)	(60,556)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		610,000	6/20/17	295 bp	(69,684)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12 (F)	--		1,250,000	6/20/09	190 bp	(18,299)

Aramark Services, Inc.,
8.5%, 2/1/15	--		560,000	12/20/12	355 bp	(12,142)

Bombardier, Inc,
6 3/4%, 5/1/12	--		2,430,000	6/20/12	(114 bp)	14,070

DJ ABX NA CMBX BBB
Index (F)	275		378,202	10/12/52	(134 bp)	75,853

DJ CDX NA CMBX AAAA
Index	4,209,325		160,380,000	2/17/51	35 bp	525,741

DJ CDX NA HY Series 7
Index	256,643		5,403,000	12/20/09	(325 bp)	213,779

DJ CDX NA HY Series 9
Index	2,998,800		74,970,000	12/20/12	375 bp	(224,910)

DJ CDX NA IG Series 7
Index 10-15% tranche	216,120		5,403,000	12/20/09	0 bp	(251,240)

DJ CDX NA IG Series 8
Index	175,286		14,579,000	6/20/12	35 bp	(128,298)

Dominican Republic,
8 5/8%, 4/20/27	--		5,020,000	11/20/11	(170 bp)	27,059

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		610,000	6/20/12	225 bp	(37,844)

Freeport-McMoRan Copper
& Gold, Inc.	--		2,439,300	3/20/12	(83 bp)	(16,292)

Freeport-McMoRan Copper
& Gold, Inc.	--	7,317,200	3/20/12	44 bp	(58,634)

Republic of Venezuela,
9 1/4%, 9/15/27	--	3,545,000	10/12/12	339 bp	(118,839)

Target Corp., 4%,
6/15/13	--	4,745,000	6/20/17	(61.5 bp)	32,163

Total					$(6,588,645)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations

ARS Argentina Dollar
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EGP Egyptian Pound
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
SEK Swedish Krona
USD / $ United States Dollar
ZAR South African Rand

NOTES

(a) Percentages indicated are based on net assets of $2,564,428,292.

(b) The aggregate identified cost on a tax basis is $2,875,069,270, resulting in gross unrealized appreciation and depreciation of $170,012,345 and $96,167,369, respectively, or net unrealized appreciation of $73,844,976.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At December 31, 2007, the value of securities loaned amounted to $17,987,101. The fund received cash collateral of $18,429,850 which is pooled with collateral of other Putnam funds into 57 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $599,651 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $178,828,946 and $107,323,808, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at December 31, 2007.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of December 31, 2007, the fund had unfunded loan commitments of $1,908,521, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc.	$121,079
Golden Nugget, Inc.	230,909
Hub International, Ltd.	87,843
IASIS Healthcare, LLC/IASIS Capital Corp.	74,404
Isle of Capri Casinos, Inc.	250,000
Meg Energy Corp.	414,286
NRG Energy, Inc.	730,000

Totals	$1,908,521

At December 31, 2007, liquid assets totaling $1,869,963,113 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at

December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2007: (as a percentage of Portfolio Value)

Argentina	1.4%
Brazil	0.5
Canada	1.2
Cayman Islands	1.6
France	4.4
Germany	0.5
Ireland	3.2
Japan	5.7
Luxembourg	1.5
Mexico	0.6
Russia	1.0
Spain	0.8
Sweden	1.3
Turkey	0.5
United Kingdom	2.5
United States	70.8
Other	2.5

Total	100.0%

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008